Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEW YORK LIFE INVESTMENTS VP FUNDS TRUST
Entity Central Index Key	0000887340
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000025781 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Wellington Growth Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Wellington Growth Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$106	0.98%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 106	[1]
Expense Ratio, Percent	0.98%	[1]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Russell 1000® Growth Index was determined primarily by security selection, with sector allocation a secondary factor. Security selection within information technology detracted most, while selection within communication services contributed positively.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Security selection and an overweight position	Contributed
Consumer staples	Lack of exposure	Contributed
Real estate	Security selection	Contributed
Information technology	Security selection and an underweight position	Detracted
Financials	Security selection and an overweight position	Detracted
Consumer discretionary	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective July 29, 2016, the Portfolio's principal investment strategies were modified in connection with changes to the Portfolio's subadvisor. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies. The Portfolio’s subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance prior to these dates reflect the Portfolio's subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	16.77%	10.10%	13.17%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
Russell 1000® Growth Index[2]		18.56%	15.32%	18.13%
Morningstar Large Growth Category Average[3]		16.10%	11.28%	15.25%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 05, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 654,079,919
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 4,468,384
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$654,079,919%
Total number of portfolio holdings	54%
Total advisory fees paid	$4,468,384%
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	11.3%
Microsoft Corp.	7.8%
Alphabet, Inc., Class C	7.5%
Broadcom, Inc.	6.0%
Amazon.com, Inc.	5.4%
Eli Lilly & Co.	4.9%
Apple, Inc.	4.7%
Meta Platforms, Inc., Class A	3.6%
Mastercard, Inc., Class A	3.3%
Tesla, Inc.	3.0%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	23.6%
Software	13.7%
Interactive Media & Services	11.1%
Broadline Retail	5.4%
Pharmaceuticals	4.9%
Technology Hardware, Storage & Peripherals	4.7%
Capital Markets	4.6%
Financial Services	4.4%
Health Care Equipment & Supplies	3.7%
Entertainment	3.6%
Other	20.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	11.3%
Microsoft Corp.	7.8%
Alphabet, Inc., Class C	7.5%
Broadcom, Inc.	6.0%
Amazon.com, Inc.	5.4%
Eli Lilly & Co.	4.9%
Apple, Inc.	4.7%
Meta Platforms, Inc., Class A	3.6%
Mastercard, Inc., Class A	3.3%
Tesla, Inc.	3.0%
* Excluding short-term investments

C000025780 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Wellington Growth Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Wellington Growth Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$79	0.73%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 79	[2]
Expense Ratio, Percent	0.73%	[2]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Russell 1000® Growth Index was determined primarily by security selection, with sector allocation a secondary factor. Security selection within information technology detracted most, while selection within communication services contributed positively.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Security selection and an overweight position	Contributed
Consumer staples	Lack of exposure	Contributed
Real estate	Security selection	Contributed
Information technology	Security selection and an underweight position	Detracted
Financials	Security selection and an overweight position	Detracted
Consumer discretionary	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective July 29, 2016, the Portfolio's principal investment strategies were modified in connection with changes to the Portfolio's subadvisor. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies. The Portfolio’s subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance prior to these dates reflect the Portfolio's subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	17.06%	10.37%	13.45%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
Russell 1000® Growth Index[2]		18.56%	15.32%	18.13%
Morningstar Large Growth Category Average[3]		16.10%	11.28%	15.25%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 29, 1993
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 654,079,919
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 4,468,384
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$654,079,919%
Total number of portfolio holdings	54%
Total advisory fees paid	$4,468,384%
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	11.3%
Microsoft Corp.	7.8%
Alphabet, Inc., Class C	7.5%
Broadcom, Inc.	6.0%
Amazon.com, Inc.	5.4%
Eli Lilly & Co.	4.9%
Apple, Inc.	4.7%
Meta Platforms, Inc., Class A	3.6%
Mastercard, Inc., Class A	3.3%
Tesla, Inc.	3.0%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	23.6%
Software	13.7%
Interactive Media & Services	11.1%
Broadline Retail	5.4%
Pharmaceuticals	4.9%
Technology Hardware, Storage & Peripherals	4.7%
Capital Markets	4.6%
Financial Services	4.4%
Health Care Equipment & Supplies	3.7%
Entertainment	3.6%
Other	20.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	11.3%
Microsoft Corp.	7.8%
Alphabet, Inc., Class C	7.5%
Broadcom, Inc.	6.0%
Amazon.com, Inc.	5.4%
Eli Lilly & Co.	4.9%
Apple, Inc.	4.7%
Meta Platforms, Inc., Class A	3.6%
Mastercard, Inc., Class A	3.3%
Tesla, Inc.	3.0%
* Excluding short-term investments

C000025784 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay Convertible Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP MacKay Convertible Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$63	0.59%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 63	[3]
Expense Ratio, Percent	0.59%	[3]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the ICE BofA U.S. Convertible Index was negatively affected by lack of exposure to two securities in the industrials sectors (Bloom Energy and Rocket Lab), as well as by overweight exposure to the health care sector. Conversely, relative performance benefited from security selection in the utilities and technology sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
NRG Energy	Benefited from growing demand for electric power for computer processors linked to Artificial Intelligence ("AI")	Contributed
Seagate Technology Holdings	Benefited from expectations of increased demand for the company’s hard disk drives from AI-focused data centers	Contributed
Mirum Pharmaceuticals	Benefited from better-than-expected sales and significantly increased guidance	Contributed
Bloom Energy	Lack of exposure to a beneficiary of the rush to build AI data centers	Detracted
Rocket Lab	Lack of exposure to a company experiencing strong demand for its satellite launch services and its new heavier rocket program	Detracted
Integer Holdings	Exposure to a medical device manufacturer that reported slightly better-than-expected quarterly results but lowered expectations for the fourth quarter and the first half of 2026	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	10/1/1996	16.40%	5.60%	10.38%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
ICE BofA U.S. Convertible Index[2]		17.98%	5.05%	11.22%
Morningstar Convertibles Category Average[3]		16.08%	3.77%	9.69%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Oct. 01, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,369,570,159
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 8,141,353
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,369,570,159%
Total number of portfolio holdings	97%
Total advisory fees paid	$8,141,353%
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Lumentum Holdings, Inc., 0.50%, due 6/15/28	3.0%
Western Digital Corp., 3.00%, due 11/15/28	2.5%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	2.4%
Welltower OP LLC, 3.125%, due 7/15/29	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.1%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.1%
QXO, Inc., 5.50%	2.0%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.0%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	1.9%
Integer Holdings Corp., 1.875%, due 3/15/30	1.8%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	85.8%
Convertible Preferred Stocks	9.0%
Short-Term Investments	7.2%
Other Assets, Less Liabilities	(2.0)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Lumentum Holdings, Inc., 0.50%, due 6/15/28	3.0%
Western Digital Corp., 3.00%, due 11/15/28	2.5%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	2.4%
Welltower OP LLC, 3.125%, due 7/15/29	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.1%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.1%
QXO, Inc., 5.50%	2.0%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.0%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	1.9%
Integer Holdings Corp., 1.875%, due 3/15/30	1.8%
* Excluding short-term investments

C000168875 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay Convertible Portfolio
Class Name	Service 2 Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP MacKay Convertible Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service 2 Class	$101	0.94%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 101	[4]
Expense Ratio, Percent	0.94%	[4]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the ICE BofA U.S. Convertible Index was negatively affected by lack of exposure to two securities in the industrials sectors (Bloom Energy and Rocket Lab), as well as by overweight exposure to the health care sector. Conversely, relative performance benefited from security selection in the utilities and technology sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
NRG Energy	Benefited from growing demand for electric power for computer processors linked to Artificial Intelligence ("AI")	Contributed
Seagate Technology Holdings	Benefited from expectations of increased demand for the company’s hard disk drives from AI-focused data centers	Contributed
Mirum Pharmaceuticals	Benefited from better-than-expected sales and significantly increased guidance	Contributed
Bloom Energy	Lack of exposure to a beneficiary of the rush to build AI data centers	Detracted
Rocket Lab	Lack of exposure to a company experiencing strong demand for its satellite launch services and its new heavier rocket program	Detracted
Integer Holdings	Exposure to a medical device manufacturer that reported slightly better-than-expected quarterly results but lowered expectations for the fourth quarter and the first half of 2026	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Since Inception
Service 2 Class Shares	4/26/2016	15.99%	5.24%	10.17%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	1.77%
ICE BofA U.S. Convertible Index[2]		17.98%	5.05%	11.57%
Morningstar Convertibles Category Average[3]		16.08%	3.77%	9.24%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,369,570,159
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 8,141,353
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,369,570,159%
Total number of portfolio holdings	97%
Total advisory fees paid	$8,141,353%
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Lumentum Holdings, Inc., 0.50%, due 6/15/28	3.0%
Western Digital Corp., 3.00%, due 11/15/28	2.5%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	2.4%
Welltower OP LLC, 3.125%, due 7/15/29	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.1%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.1%
QXO, Inc., 5.50%	2.0%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.0%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	1.9%
Integer Holdings Corp., 1.875%, due 3/15/30	1.8%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	85.8%
Convertible Preferred Stocks	9.0%
Short-Term Investments	7.2%
Other Assets, Less Liabilities	(2.0)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Lumentum Holdings, Inc., 0.50%, due 6/15/28	3.0%
Western Digital Corp., 3.00%, due 11/15/28	2.5%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	2.4%
Welltower OP LLC, 3.125%, due 7/15/29	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.1%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.1%
QXO, Inc., 5.50%	2.0%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.0%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	1.9%
Integer Holdings Corp., 1.875%, due 3/15/30	1.8%
* Excluding short-term investments

C000025785 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay Convertible Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP MacKay Convertible Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$90	0.84%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 90	[5]
Expense Ratio, Percent	0.84%	[5]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the ICE BofA U.S. Convertible Index was negatively affected by lack of exposure to two securities in the industrials sectors (Bloom Energy and Rocket Lab), as well as by overweight exposure to the health care sector. Conversely, relative performance benefited from security selection in the utilities and technology sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
NRG Energy	Benefited from growing demand for electric power for computer processors linked to Artificial Intelligence ("AI")	Contributed
Seagate Technology Holdings	Benefited from expectations of increased demand for the company’s hard disk drives from AI-focused data centers	Contributed
Mirum Pharmaceuticals	Benefited from better-than-expected sales and significantly increased guidance	Contributed
Bloom Energy	Lack of exposure to a beneficiary of the rush to build AI data centers	Detracted
Rocket Lab	Lack of exposure to a company experiencing strong demand for its satellite launch services and its new heavier rocket program	Detracted
Integer Holdings	Exposure to a medical device manufacturer that reported slightly better-than-expected quarterly results but lowered expectations for the fourth quarter and the first half of 2026	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	16.11%	5.34%	10.10%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
ICE BofA U.S. Convertible Index[2]		17.98%	5.05%	11.22%
Morningstar Convertibles Category Average[3]		16.08%	3.77%	9.69%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 05, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,369,570,159
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 8,141,353
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,369,570,159%
Total number of portfolio holdings	97%
Total advisory fees paid	$8,141,353%
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Lumentum Holdings, Inc., 0.50%, due 6/15/28	3.0%
Western Digital Corp., 3.00%, due 11/15/28	2.5%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	2.4%
Welltower OP LLC, 3.125%, due 7/15/29	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.1%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.1%
QXO, Inc., 5.50%	2.0%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.0%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	1.9%
Integer Holdings Corp., 1.875%, due 3/15/30	1.8%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	85.8%
Convertible Preferred Stocks	9.0%
Short-Term Investments	7.2%
Other Assets, Less Liabilities	(2.0)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Lumentum Holdings, Inc., 0.50%, due 6/15/28	3.0%
Western Digital Corp., 3.00%, due 11/15/28	2.5%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	2.4%
Welltower OP LLC, 3.125%, due 7/15/29	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.1%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.1%
QXO, Inc., 5.50%	2.0%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.0%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	1.9%
Integer Holdings Corp., 1.875%, due 3/15/30	1.8%
* Excluding short-term investments

C000025789 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Epoch U.S. Equity Yield Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Epoch U.S. Equity Yield Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$100	0.93%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 100	[6]
Expense Ratio, Percent	0.93%	[6],[7]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Russell 1000® Value Index was determined primarily by security selection. From a factor perspective, the Fund’s negative exposure to market sensitivity detracted from relative performance.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Security selection, driven by overweight exposure to CVS Health Corp. and AbbVie Inc.	Contributed
Consumer staples	Security selection, driven by overweight exposure to Philip Morris International Inc.	Contributed
Communication services	Security selection, driven by underweight exposure to Alphabet Inc.	Detracted
Industrials	Security selection, driven by lack of exposure to GE Aerospace and Caterpillar Inc.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 9, 2017, and its principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Portfolio’s prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	13.96%	11.74%	9.69%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
Russell 1000® Value Index[2]		15.91%	11.33%	10.53%
U.S. Equity Yield Composite Index[3]		9.53%	8.30%	9.52%
Morningstar Large Value Category Average[4]		14.97%	11.66%	10.74%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. It is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 05, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 900,812,390
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 5,897,287
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$900,812,390%
Total number of portfolio holdings	99%
Total advisory fees paid	$5,897,287%
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.3%
Bank of America Corp.	2.3%
Broadcom, Inc.	2.2%
Johnson & Johnson	2.2%
AbbVie, Inc.	2.1%
MetLife, Inc.	1.9%
Cummins, Inc.	1.9%
Medtronic plc	1.7%
Walmart, Inc.	1.7%
CVS Health Corp.	1.7%
* Excluding short-term investments
Top Industries
Banks	10.3%
Pharmaceuticals	6.6%
Electric Utilities	6.4%
Semiconductors & Semiconductor Equipment	5.3%
Oil, Gas & Consumable Fuels	4.5%
Insurance	4.3%
Technology Hardware, Storage & Peripherals	3.6%
Biotechnology	3.5%
Machinery	3.2%
Electrical Equipment	3.2%
Other	49.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.3%
Bank of America Corp.	2.3%
Broadcom, Inc.	2.2%
Johnson & Johnson	2.2%
AbbVie, Inc.	2.1%
MetLife, Inc.	1.9%
Cummins, Inc.	1.9%
Medtronic plc	1.7%
Walmart, Inc.	1.7%
CVS Health Corp.	1.7%
* Excluding short-term investments

C000025788 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Epoch U.S. Equity Yield Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Epoch U.S. Equity Yield Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$73	0.68%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 73	[8]
Expense Ratio, Percent	0.68%	[8],[9]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Russell 1000® Value Index was determined primarily by security selection. From a factor perspective, the Fund’s negative exposure to market sensitivity detracted from relative performance.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Security selection, driven by overweight exposure to CVS Health Corp. and AbbVie Inc.	Contributed
Consumer staples	Security selection, driven by overweight exposure to Philip Morris International Inc.	Contributed
Communication services	Security selection, driven by underweight exposure to Alphabet Inc.	Detracted
Industrials	Security selection, driven by lack of exposure to GE Aerospace and Caterpillar Inc.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 9, 2017, and its principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Portfolio’s prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1998	14.24%	12.02%	9.96%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
Russell 1000® Value Index[2]		15.91%	11.33%	10.53%
U.S. Equity Yield Composite Index[3]		9.53%	8.30%	9.52%
Morningstar Large Value Category Average[4]		14.97%	11.66%	10.74%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. It is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 900,812,390
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 5,897,287
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$900,812,390%
Total number of portfolio holdings	99%
Total advisory fees paid	$5,897,287%
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.3%
Bank of America Corp.	2.3%
Broadcom, Inc.	2.2%
Johnson & Johnson	2.2%
AbbVie, Inc.	2.1%
MetLife, Inc.	1.9%
Cummins, Inc.	1.9%
Medtronic plc	1.7%
Walmart, Inc.	1.7%
CVS Health Corp.	1.7%
* Excluding short-term investments
Top Industries
Banks	10.3%
Pharmaceuticals	6.6%
Electric Utilities	6.4%
Semiconductors & Semiconductor Equipment	5.3%
Oil, Gas & Consumable Fuels	4.5%
Insurance	4.3%
Technology Hardware, Storage & Peripherals	3.6%
Biotechnology	3.5%
Machinery	3.2%
Electrical Equipment	3.2%
Other	49.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.3%
Bank of America Corp.	2.3%
Broadcom, Inc.	2.2%
Johnson & Johnson	2.2%
AbbVie, Inc.	2.1%
MetLife, Inc.	1.9%
Cummins, Inc.	1.9%
Medtronic plc	1.7%
Walmart, Inc.	1.7%
CVS Health Corp.	1.7%
* Excluding short-term investments

C000025790 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Winslow Large Cap Growth Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Winslow Large Cap Growth Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$80	0.75%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 80	[10]
Expense Ratio, Percent	0.75%	[10],[11]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Russell 1000® Growth Index was driven by both security selection and sector allocation. Positive contributions came from positioning in the consumer staples, industrials and real estate sectors, and from security selection in industrials. Key detractors included positioning in health care, consumer discretionary and financials, as well as security selection in information technology, financials and communication services.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Overweight exposure and strong security selection	Contributed
Consumer staples	Lack of exposure to an underperforming sector	Contributed
Energy	Lack of exposure to an underperforming sector	Contributed
Information technology	Underweight exposure and weak security selection	Detracted
Financials	Overweight exposure and weak security selection	Detracted
Health care	Overweight exposure and weak security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1998	14.35%	12.69%	16.14%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
Russell 1000® Growth Index[2]		18.56%	15.32%	18.13%
S&P 500®Index[3]		17.88%	14.42%	14.82%
Morningstar Large Growth Category Average[4]		16.10%	11.28%	15.25%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,926,997,350
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 13,133,031
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,926,997,350%
Total number of portfolio holdings	45%
Total advisory fees paid	$13,133,031%
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.4%
NVIDIA Corp.	8.9%
Amazon.com, Inc.	6.7%
Alphabet, Inc., Class C	6.3%
Apple, Inc.	6.1%
Broadcom, Inc.	5.5%
Meta Platforms, Inc., Class A	4.4%
Visa, Inc., Class A	2.7%
Eli Lilly & Co.	2.7%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments
Top Industries
Software	16.7%
Semiconductors & Semiconductor Equipment	15.8%
Interactive Media & Services	10.7%
Broadline Retail	6.7%
Technology Hardware, Storage & Peripherals	6.1%
Financial Services	4.9%
Entertainment	4.5%
Health Care Equipment & Supplies	4.2%
IT Services	4.0%
Hotels, Restaurants & Leisure	3.7%
Other	22.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.4%
NVIDIA Corp.	8.9%
Amazon.com, Inc.	6.7%
Alphabet, Inc., Class C	6.3%
Apple, Inc.	6.1%
Broadcom, Inc.	5.5%
Meta Platforms, Inc., Class A	4.4%
Visa, Inc., Class A	2.7%
Eli Lilly & Co.	2.7%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments

C000025791 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Winslow Large Cap Growth Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Winslow Large Cap Growth Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$107	1.00%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 107	[12]
Expense Ratio, Percent	1.00%	[12],[13]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Russell 1000® Growth Index was driven by both security selection and sector allocation. Positive contributions came from positioning in the consumer staples, industrials and real estate sectors, and from security selection in industrials. Key detractors included positioning in health care, consumer discretionary and financials, as well as security selection in information technology, financials and communication services.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Overweight exposure and strong security selection	Contributed
Consumer staples	Lack of exposure to an underperforming sector	Contributed
Energy	Lack of exposure to an underperforming sector	Contributed
Information technology	Underweight exposure and weak security selection	Detracted
Financials	Overweight exposure and weak security selection	Detracted
Health care	Overweight exposure and weak security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/6/2003	14.07%	12.41%	15.85%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
Russell 1000® Growth Index[2]		18.56%	15.32%	18.13%
S&P 500®Index[3]		17.88%	14.42%	14.82%
Morningstar Large Growth Category Average[4]		16.10%	11.28%	15.25%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 06, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,926,997,350
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 13,133,031
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,926,997,350%
Total number of portfolio holdings	45%
Total advisory fees paid	$13,133,031%
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.4%
NVIDIA Corp.	8.9%
Amazon.com, Inc.	6.7%
Alphabet, Inc., Class C	6.3%
Apple, Inc.	6.1%
Broadcom, Inc.	5.5%
Meta Platforms, Inc., Class A	4.4%
Visa, Inc., Class A	2.7%
Eli Lilly & Co.	2.7%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments
Top Industries
Software	16.7%
Semiconductors & Semiconductor Equipment	15.8%
Interactive Media & Services	10.7%
Broadline Retail	6.7%
Technology Hardware, Storage & Peripherals	6.1%
Financial Services	4.9%
Entertainment	4.5%
Health Care Equipment & Supplies	4.2%
IT Services	4.0%
Hotels, Restaurants & Leisure	3.7%
Other	22.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.4%
NVIDIA Corp.	8.9%
Amazon.com, Inc.	6.7%
Alphabet, Inc., Class C	6.3%
Apple, Inc.	6.1%
Broadcom, Inc.	5.5%
Meta Platforms, Inc., Class A	4.4%
Visa, Inc., Class A	2.7%
Eli Lilly & Co.	2.7%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments

C000025795 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Schroders Mid Cap Opportunities Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Schroders Mid Cap Opportunities Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$112	1.08%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 112	[14]
Expense Ratio, Percent	1.08%	[14],[15]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, U.S. equity markets delivered uneven results, with shifting leadership and elevated dispersion creating a challenging environment for active managers during much of the year. The Portfolio’s performance relative to the Russell Midcap® Index was supported, particularly during the fourth quarter, by effective stock selection in information technology and health care as market leadership shifted toward higher-quality companies. Earlier in the year, relative returns were pressured by sector allocation and stock selection in information technology, financials and health care, partly offset by contributions from industrials and real estate.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Stock selection in technology hardware and overweight exposure to communications equipment	Contributed
Ciena Corp.	Benefited from impressive growth in Cloud and firmly re-established its position from a telco supplier to a leading Artificial Intelligence infrastructure company	Contributed
Industrials	Stock selection in machinery and electrical equipment overshadowed positive sector allocation in aerospace & defense	Detracted
Financials	Stock selection in capital markets and insurance	Detracted
Zebra Technologies Corp.	Negatively affected by global uncertainty and conservative guidance in the second half of 2025	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. Effective August 12, 2024, the Portfolio again replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	7.00%	4.79%	7.12%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
Russell Midcap®Index[2]		10.60%	8.67%	11.01%
S&P MidCap 400®Index[3]		7.50%	9.12%	10.72%
Morningstar Mid-Cap Blend Category Average[4]		9.08%	8.86%	10.27%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell Midcap® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest companies based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 27% of the total market capitalization of the Russell 1000® Index companies.

3.
The S&P MidCap 400® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market capitalization-weighted index of common stocks representing the mid-cap U.S. equity market.

4.
The Morningstar Mid-Cap Blend Category Average is representative of funds that invest primarily in U.S. stocks of various sizes and styles, giving it a middle-of-the-road profile. The U.S. mid-cap range for market capitalization typically falls between $1 billion and $8 billion and represents 20% of the total capitalization of the U.S. equity market. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 05, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 648,350,537
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 5,144,475
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$648,350,537%
Total number of portfolio holdings	67%
Total advisory fees paid	$5,144,475%
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Rentokil Initial plc, Sponsored ADR	2.7%
Aramark	2.6%
West Pharmaceutical Services, Inc.	2.4%
Assurant, Inc.	2.3%
Ciena Corp.	2.1%
Estee Lauder Cos., Inc. (The), Class A	2.1%
Ralph Lauren Corp.	2.0%
EPAM Systems, Inc.	2.0%
BWX Technologies, Inc.	2.0%
Dover Corp.	1.9%
* Excluding short-term investments
Top Industries
Hotels, Restaurants & Leisure	6.4%
Electronic Equipment, Instruments & Components	6.4%
Commercial Services & Supplies	5.6%
Life Sciences Tools & Services	5.3%
Insurance	5.0%
IT Services	5.0%
Building Products	4.4%
Capital Markets	4.3%
Professional Services	4.0%
Aerospace & Defense	3.7%
Other	49.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Rentokil Initial plc, Sponsored ADR	2.7%
Aramark	2.6%
West Pharmaceutical Services, Inc.	2.4%
Assurant, Inc.	2.3%
Ciena Corp.	2.1%
Estee Lauder Cos., Inc. (The), Class A	2.1%
Ralph Lauren Corp.	2.0%
EPAM Systems, Inc.	2.0%
BWX Technologies, Inc.	2.0%
Dover Corp.	1.9%
* Excluding short-term investments

C000025794 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Schroders Mid Cap Opportunities Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Schroders Mid Cap Opportunities Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$86	0.83%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 86	[16]
Expense Ratio, Percent	0.83%	[16],[17]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, U.S. equity markets delivered uneven results, with shifting leadership and elevated dispersion creating a challenging environment for active managers during much of the year. The Portfolio’s performance relative to the Russell Midcap® Index was supported, particularly during the fourth quarter, by effective stock selection in information technology and health care as market leadership shifted toward higher-quality companies. Earlier in the year, relative returns were pressured by sector allocation and stock selection in information technology, financials and health care, partly offset by contributions from industrials and real estate.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Stock selection in technology hardware and overweight exposure to communications equipment	Contributed
Ciena Corp.	Benefited from impressive growth in Cloud and firmly re-established its position from a telco supplier to a leading Artificial Intelligence infrastructure company	Contributed
Industrials	Stock selection in machinery and electrical equipment overshadowed positive sector allocation in aerospace & defense	Detracted
Financials	Stock selection in capital markets and insurance	Detracted
Zebra Technologies Corp.	Negatively affected by global uncertainty and conservative guidance in the second half of 2025	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. Effective August 12, 2024, the Portfolio again replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	7/2/2001	7.27%	5.05%	7.39%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
Russell Midcap®Index[2]		10.60%	8.67%	11.01%
S&P MidCap 400®Index[3]		7.50%	9.12%	10.72%
Morningstar Mid-Cap Blend Category Average[4]		9.08%	8.86%	10.27%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell Midcap® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest companies based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 27% of the total market capitalization of the Russell 1000® Index companies.

3.
The S&P MidCap 400® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market capitalization-weighted index of common stocks representing the mid-cap U.S. equity market.

4.
The Morningstar Mid-Cap Blend Category Average is representative of funds that invest primarily in U.S. stocks of various sizes and styles, giving it a middle-of-the-road profile. The U.S. mid-cap range for market capitalization typically falls between $1 billion and $8 billion and represents 20% of the total capitalization of the U.S. equity market. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 02, 2001
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 648,350,537
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 5,144,475
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$648,350,537%
Total number of portfolio holdings	67%
Total advisory fees paid	$5,144,475%
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Rentokil Initial plc, Sponsored ADR	2.7%
Aramark	2.6%
West Pharmaceutical Services, Inc.	2.4%
Assurant, Inc.	2.3%
Ciena Corp.	2.1%
Estee Lauder Cos., Inc. (The), Class A	2.1%
Ralph Lauren Corp.	2.0%
EPAM Systems, Inc.	2.0%
BWX Technologies, Inc.	2.0%
Dover Corp.	1.9%
* Excluding short-term investments
Top Industries
Hotels, Restaurants & Leisure	6.4%
Electronic Equipment, Instruments & Components	6.4%
Commercial Services & Supplies	5.6%
Life Sciences Tools & Services	5.3%
Insurance	5.0%
IT Services	5.0%
Building Products	4.4%
Capital Markets	4.3%
Professional Services	4.0%
Aerospace & Defense	3.7%
Other	49.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Rentokil Initial plc, Sponsored ADR	2.7%
Aramark	2.6%
West Pharmaceutical Services, Inc.	2.4%
Assurant, Inc.	2.3%
Ciena Corp.	2.1%
Estee Lauder Cos., Inc. (The), Class A	2.1%
Ralph Lauren Corp.	2.0%
EPAM Systems, Inc.	2.0%
BWX Technologies, Inc.	2.0%
Dover Corp.	1.9%
* Excluding short-term investments

C000025802 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Dimensional U.S. Equity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Dimensional U.S. Equity Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$58	0.54%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 58	[18]
Expense Ratio, Percent	0.54%	[18]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Russell 1000® Index benefited from lack of exposure to the underperforming real estate investment trust sector. However, the Portfolio’s focus on high profitability stocks detracted from relative performance, as did its emphasis on mid-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Real estate investment trusts (REITs)	Lack of exposure to an underperforming sector	Contributed
Profitability	Overweight exposure to large-cap stocks in the highest 35% of market capitalization by profitability	Detracted
Size	Overweight exposure to mid-cap stocks	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective January 1, 2018, due to an organizational restructuring, all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC, the former subadvisor. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. Effective August 12, 2024, the Portfolio again replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	1/23/1984	13.75%	12.39%	12.68%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
Russell 1000®Index[2]		17.37%	13.59%	14.59%
S&P 500®Index[3]		17.88%	14.42%	14.82%
Morningstar Large Blend Category Average[4]		15.54%	12.67%	13.32%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

3.
The S&P 500® Index is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 23, 1984
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,018,653,216
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 5,010,343
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,018,653,216%
Total number of portfolio holdings	112%
Total advisory fees paid	$5,010,343%
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.9%
Apple, Inc.	6.6%
Microsoft Corp.	5.2%
Eli Lilly & Co.	4.8%
Meta Platforms, Inc., Class A	4.3%
Visa, Inc., Class A	4.3%
Mastercard, Inc., Class A	2.9%
AbbVie, Inc.	2.7%
Oracle Corp.	2.5%
Home Depot, Inc. (The)	2.2%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	11.8%
Software	10.6%
Financial Services	7.9%
Technology Hardware, Storage & Peripherals	7.2%
Specialty Retail	7.2%
Pharmaceuticals	7.0%
Biotechnology	5.3%
Interactive Media & Services	4.3%
Consumer Staples Distribution & Retail	3.8%
Hotels, Restaurants & Leisure	2.6%
Other	32.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.9%
Apple, Inc.	6.6%
Microsoft Corp.	5.2%
Eli Lilly & Co.	4.8%
Meta Platforms, Inc., Class A	4.3%
Visa, Inc., Class A	4.3%
Mastercard, Inc., Class A	2.9%
AbbVie, Inc.	2.7%
Oracle Corp.	2.5%
Home Depot, Inc. (The)	2.2%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
As of May 1, 2025, Jed S. Fogdall, John A. Hertzer and Allen Pu are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025803 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Dimensional U.S. Equity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Dimensional U.S. Equity Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$85	0.79%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 85	[19]
Expense Ratio, Percent	0.79%	[19]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Russell 1000® Index benefited from lack of exposure to the underperforming real estate investment trust sector. However, the Portfolio’s focus on high profitability stocks detracted from relative performance, as did its emphasis on mid-cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Real estate investment trusts (REITs)	Lack of exposure to an underperforming sector	Contributed
Profitability	Overweight exposure to large-cap stocks in the highest 35% of market capitalization by profitability	Detracted
Size	Overweight exposure to mid-cap stocks	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective January 1, 2018, due to an organizational restructuring, all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC, the former subadvisor. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. Effective August 12, 2024, the Portfolio again replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	13.46%	12.11%	12.40%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
Russell 1000®Index[2]		17.37%	13.59%	14.59%
S&P 500®Index[3]		17.88%	14.42%	14.82%
Morningstar Large Blend Category Average[4]		15.54%	12.67%	13.32%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

3.
The S&P 500® Index is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 05, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,018,653,216
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 5,010,343
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,018,653,216%
Total number of portfolio holdings	112%
Total advisory fees paid	$5,010,343%
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.9%
Apple, Inc.	6.6%
Microsoft Corp.	5.2%
Eli Lilly & Co.	4.8%
Meta Platforms, Inc., Class A	4.3%
Visa, Inc., Class A	4.3%
Mastercard, Inc., Class A	2.9%
AbbVie, Inc.	2.7%
Oracle Corp.	2.5%
Home Depot, Inc. (The)	2.2%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	11.8%
Software	10.6%
Financial Services	7.9%
Technology Hardware, Storage & Peripherals	7.2%
Specialty Retail	7.2%
Pharmaceuticals	7.0%
Biotechnology	5.3%
Interactive Media & Services	4.3%
Consumer Staples Distribution & Retail	3.8%
Hotels, Restaurants & Leisure	2.6%
Other	32.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.9%
Apple, Inc.	6.6%
Microsoft Corp.	5.2%
Eli Lilly & Co.	4.8%
Meta Platforms, Inc., Class A	4.3%
Visa, Inc., Class A	4.3%
Mastercard, Inc., Class A	2.9%
AbbVie, Inc.	2.7%
Oracle Corp.	2.5%
Home Depot, Inc. (The)	2.2%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
As of May 1, 2025, Jed S. Fogdall, John A. Hertzer and Allen Pu are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025805 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Balanced Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Balanced Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$101	0.96%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 101	[20]
Expense Ratio, Percent	0.96%	[20],[21]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Portfolio’s performance during the 12-month period ended December 31, 2025, was affected primarily by sector allocation on both the equity and fixed income sides. Among equities, in addition to the factors detailed in the table below, security selection also had a material impact on relative returns, either positive (health care, communication services and industrials) or negative (financials, consumer discretionary and materials). In fixed income, in addition to the factors detailed in the table below, the Portfolio also benefited from overweight exposure to specific subcomponents of the commercial mortgage-backed securities sector and from relatively long duration positioning in one instance during the second half of the reporting period.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Consumer staples	Underweight allocation	Contributed
Real estate	Underweight allocation	Contributed
Communication services	Underweight allocation	Detracted
Health care	Overweight allocation	Detracted
Fixed Income
Mortgage-backed securities	Overweight positions in both the agency and non-agency subcomponents	Contributed
Asset-backed securities (ABS)	An overweight position in the AAA-rated collateralized loan obligation subcomponent of the floating-rate portion of the ABS sector	Contributed
U.S. Treasury sector	Underweight allocation	Detracted
Cash securities	Overweight allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio's equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced the subadvisor to the equity portion of the Portfolio and modified the equity portion of the Portfolio's principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies for the equity portion of the Portfolio.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	5/2/2005	11.16%	7.14%	7.04%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
Russell 1000® Value Index[2]		15.91%	11.33%	10.53%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		6.97%	0.96%	2.29%
Balanced Composite Index[4]		12.34%	7.28%	7.45%
Morningstar Moderate Allocation Category Average[5]		12.50%	7.25%	8.35%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 02, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 350,146,092
Holdings Count | Holding	213
Advisory Fees Paid, Amount	$ 2,252,428
Investment Company Portfolio Turnover	180.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$350,146,092%
Total number of portfolio holdings	213%
Total advisory fees paid	$2,252,428%
Portfolio turnover rate	180%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.375%-4.00%, due 9/30/26-11/15/35	16.3%
iShares Intermediate Government/Credit Bond ETF	4.0%
Alphabet, Inc.	3.0%
JPMorgan Chase & Co.	3.0%
Vanguard Russell 1000 Value	2.5%
Vanguard Intermediate-Term Treasury ETF	2.3%
Johnson & Johnson	1.8%
Merck & Co., Inc.	1.6%
Morgan Stanley	1.4%
UnitedHealth Group, Inc.	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	60.4%
U.S. Government & Federal Agencies	16.3%
Corporate Bonds	12.8%
Exchange-Traded Funds	8.8%
Short-Term Investments	1.0%
Mortgage-Backed Securities	0.2%
Asset-Backed Securities	0.2%
Other Assets, Less Liabilities	0.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.375%-4.00%, due 9/30/26-11/15/35	16.3%
iShares Intermediate Government/Credit Bond ETF	4.0%
Alphabet, Inc.	3.0%
JPMorgan Chase & Co.	3.0%
Vanguard Russell 1000 Value	2.5%
Vanguard Intermediate-Term Treasury ETF	2.3%
Johnson & Johnson	1.8%
Merck & Co., Inc.	1.6%
Morgan Stanley	1.4%
UnitedHealth Group, Inc.	1.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Portfolio. As of April 16, 2025, Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025804 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Balanced Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Balanced Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$75	0.71%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 75	[22]
Expense Ratio, Percent	0.71%	[22],[23]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Portfolio’s performance during the 12-month period ended December 31, 2025, was affected primarily by sector allocation on both the equity and fixed income sides. Among equities, in addition to the factors detailed in the table below, security selection also had a material impact on relative returns, either positive (health care, communication services and industrials) or negative (financials, consumer discretionary and materials). In fixed income, in addition to the factors detailed in the table below, the Portfolio also benefited from overweight exposure to specific subcomponents of the commercial mortgage-backed securities sector and from relatively long duration positioning in one instance during the second half of the reporting period.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Consumer staples	Underweight allocation	Contributed
Real estate	Underweight allocation	Contributed
Communication services	Underweight allocation	Detracted
Health care	Overweight allocation	Detracted
Fixed Income
Mortgage-backed securities	Overweight positions in both the agency and non-agency subcomponents	Contributed
Asset-backed securities (ABS)	An overweight position in the AAA-rated collateralized loan obligation subcomponent of the floating-rate portion of the ABS sector	Contributed
U.S. Treasury sector	Underweight allocation	Detracted
Cash securities	Overweight allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio's equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced the subadvisor to the equity portion of the Portfolio and modified the equity portion of the Portfolio's principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies for the equity portion of the Portfolio.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/2/2005	11.44%	7.41%	7.30%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
Russell 1000® Value Index[2]		15.91%	11.33%	10.53%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		6.97%	0.96%	2.29%
Balanced Composite Index[4]		12.34%	7.28%	7.45%
Morningstar Moderate Allocation Category Average[5]		12.50%	7.25%	8.35%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 02, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 350,146,092
Holdings Count | Holding	213
Advisory Fees Paid, Amount	$ 2,252,428
Investment Company Portfolio Turnover	180.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$350,146,092%
Total number of portfolio holdings	213%
Total advisory fees paid	$2,252,428%
Portfolio turnover rate	180%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.375%-4.00%, due 9/30/26-11/15/35	16.3%
iShares Intermediate Government/Credit Bond ETF	4.0%
Alphabet, Inc.	3.0%
JPMorgan Chase & Co.	3.0%
Vanguard Russell 1000 Value	2.5%
Vanguard Intermediate-Term Treasury ETF	2.3%
Johnson & Johnson	1.8%
Merck & Co., Inc.	1.6%
Morgan Stanley	1.4%
UnitedHealth Group, Inc.	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	60.4%
U.S. Government & Federal Agencies	16.3%
Corporate Bonds	12.8%
Exchange-Traded Funds	8.8%
Short-Term Investments	1.0%
Mortgage-Backed Securities	0.2%
Asset-Backed Securities	0.2%
Other Assets, Less Liabilities	0.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.375%-4.00%, due 9/30/26-11/15/35	16.3%
iShares Intermediate Government/Credit Bond ETF	4.0%
Alphabet, Inc.	3.0%
JPMorgan Chase & Co.	3.0%
Vanguard Russell 1000 Value	2.5%
Vanguard Intermediate-Term Treasury ETF	2.3%
Johnson & Johnson	1.8%
Merck & Co., Inc.	1.6%
Morgan Stanley	1.4%
UnitedHealth Group, Inc.	1.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Portfolio. As of April 16, 2025, Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025806 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Floating Rate Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Floating Rate Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$66	0.64%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 66	[24]
Expense Ratio, Percent	0.64%	[24]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
The Portfolio’s performance relative to the Morningstar LSTA US Leveraged Loan Index during the 12-month reporting period ended December 31, 2025, was determined by positioning across various industries and credit ratings. The strongest contributions to relative performance came from overweight positions in out-of-Index holdings, chemicals, and hotels, restaurants & leisure holdings, as well as overweight exposure to credit rated B. The underweight position in credit rated CCC was the primary detractor.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
N/A SNP industry	Primarily collateralized loan obligation tranches and some high yield bonds, representing out-of-Index positions	Contributed
Chemicals	Overweight positioning, positive security selection	Contributed
Hotels, restaurants & leisure	Overweight positioning, positive security selection	Contributed
Auto components	Overweight positioning, negative security selection	Detracted
Specialty retail	Underweight positioning, negative security selection	Detracted
Insurance	Underweight positioning, positive security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/2/2005	5.13%	5.43%	5.01%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
Morningstar LSTA US Leveraged Loan Index[2]		5.90%	6.42%	5.83%
Morningstar Bank Loan Category Average[3]		5.19%	5.39%	4.74%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 02, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,185,206,703
Holdings Count | Holding	518
Advisory Fees Paid, Amount	$ 6,800,129
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,185,206,703%
Total number of portfolio holdings	518%
Total advisory fees paid	$6,800,129%
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 7.081%-8.50%, due 8/15/28-7/31/31	0.9%
Invesco Senior Loan ETF	0.9%
TransDigm, Inc., 5.966%-6.75%, due 3/22/30-1/31/34	0.9%
Asurion LLC, 7.966%-9.081%, due 1/31/28-9/19/30	0.8%
McAfee Corp., 6.716%, due 3/1/29	0.8%
UKG, Inc., 6.338%, due 2/10/31	0.7%
Clarios Global LP, 6.216%-6.466%, due 5/6/30-1/28/32	0.7%
Indy US Holdco LLC, 6.416%, due 10/31/30	0.7%
Allied Universal Holdco LLC, 6.966%-7.875%, due 2/15/31-8/20/32	0.7%
Clydesdale Acquisition Holdings, Inc., 6.75%-8.75%, due 4/13/29-4/15/32	0.7%
* Excluding short-term investments
Top Industries
Finance	7.3%
Software	5.9%
Electronics	5.1%
Chemicals, Plastics & Rubber	5.1%
Services: Business	5.0%
Insurance	4.3%
High Tech Industries	3.8%
Aerospace & Defense	3.2%
Other Asset-Backed Securities	3.2%
Automobile	3.0%
Other	54.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 7.081%-8.50%, due 8/15/28-7/31/31	0.9%
Invesco Senior Loan ETF	0.9%
TransDigm, Inc., 5.966%-6.75%, due 3/22/30-1/31/34	0.9%
Asurion LLC, 7.966%-9.081%, due 1/31/28-9/19/30	0.8%
McAfee Corp., 6.716%, due 3/1/29	0.8%
UKG, Inc., 6.338%, due 2/10/31	0.7%
Clarios Global LP, 6.216%-6.466%, due 5/6/30-1/28/32	0.7%
Indy US Holdco LLC, 6.416%, due 10/31/30	0.7%
Allied Universal Holdco LLC, 6.966%-7.875%, due 2/15/31-8/20/32	0.7%
Clydesdale Acquisition Holdings, Inc., 6.75%-8.75%, due 4/13/29-4/15/32	0.7%
* Excluding short-term investments

C000025807 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Floating Rate Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Floating Rate Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$91	0.89%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 91	[25]
Expense Ratio, Percent	0.89%	[25]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
The Portfolio’s performance relative to the Morningstar LSTA US Leveraged Loan Index during the 12-month reporting period ended December 31, 2025, was determined by positioning across various industries and credit ratings. The strongest contributions to relative performance came from overweight positions in out-of-Index holdings, chemicals, and hotels, restaurants & leisure holdings, as well as overweight exposure to credit rated B. The underweight position in credit rated CCC was the primary detractor.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
N/A SNP industry	Primarily collateralized loan obligation tranches and some high yield bonds, representing out-of-Index positions	Contributed
Chemicals	Overweight positioning, positive security selection	Contributed
Hotels, restaurants & leisure	Overweight positioning, positive security selection	Contributed
Auto components	Overweight positioning, negative security selection	Detracted
Specialty retail	Underweight positioning, negative security selection	Detracted
Insurance	Underweight positioning, positive security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	5/2/2005	4.86%	5.16%	4.74%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
Morningstar LSTA US Leveraged Loan Index[2]		5.90%	6.42%	5.83%
Morningstar Bank Loan Category Average[3]		5.19%	5.39%	4.74%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 02, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,185,206,703
Holdings Count | Holding	518
Advisory Fees Paid, Amount	$ 6,800,129
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,185,206,703%
Total number of portfolio holdings	518%
Total advisory fees paid	$6,800,129%
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 7.081%-8.50%, due 8/15/28-7/31/31	0.9%
Invesco Senior Loan ETF	0.9%
TransDigm, Inc., 5.966%-6.75%, due 3/22/30-1/31/34	0.9%
Asurion LLC, 7.966%-9.081%, due 1/31/28-9/19/30	0.8%
McAfee Corp., 6.716%, due 3/1/29	0.8%
UKG, Inc., 6.338%, due 2/10/31	0.7%
Clarios Global LP, 6.216%-6.466%, due 5/6/30-1/28/32	0.7%
Indy US Holdco LLC, 6.416%, due 10/31/30	0.7%
Allied Universal Holdco LLC, 6.966%-7.875%, due 2/15/31-8/20/32	0.7%
Clydesdale Acquisition Holdings, Inc., 6.75%-8.75%, due 4/13/29-4/15/32	0.7%
* Excluding short-term investments
Top Industries
Finance	7.3%
Software	5.9%
Electronics	5.1%
Chemicals, Plastics & Rubber	5.1%
Services: Business	5.0%
Insurance	4.3%
High Tech Industries	3.8%
Aerospace & Defense	3.2%
Other Asset-Backed Securities	3.2%
Automobile	3.0%
Other	54.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 7.081%-8.50%, due 8/15/28-7/31/31	0.9%
Invesco Senior Loan ETF	0.9%
TransDigm, Inc., 5.966%-6.75%, due 3/22/30-1/31/34	0.9%
Asurion LLC, 7.966%-9.081%, due 1/31/28-9/19/30	0.8%
McAfee Corp., 6.716%, due 3/1/29	0.8%
UKG, Inc., 6.338%, due 2/10/31	0.7%
Clarios Global LP, 6.216%-6.466%, due 5/6/30-1/28/32	0.7%
Indy US Holdco LLC, 6.416%, due 10/31/30	0.7%
Allied Universal Holdco LLC, 6.966%-7.875%, due 2/15/31-8/20/32	0.7%
Clydesdale Acquisition Holdings, Inc., 6.75%-8.75%, due 4/13/29-4/15/32	0.7%
* Excluding short-term investments

C000025809 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Conservative Allocation Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Conservative Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$31	0.30%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 31	[26]
Expense Ratio, Percent	0.30%	[26],[27]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, strong returns in capital markets drove impressive Portfolio gains in absolute terms. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance benefited from a modest allocation to convertible bonds and an active weight in select emerging markets. However, most other positions detracted, primarily due to the underperformance of several underlying fund investments, as well the Portfolio’s tilt toward profitable mid- and small-cap companies.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds	Benefited from strong performance in growth equities	Contributed
Emerging markets	Exposure to a vehicle that explicitly avoids Chinese holdings	Contributed
Underlying funds	In aggregate, underlying fund holdings underperformed their respective benchmarks	Detracted
Small-cap profitability tilt	Focused on profitable small-cap companies in a period when profitless but potentially fast-growing small-caps outperformed	Detracted
Small-/mid-cap tilt	Focused on assets down the capitalization spectrum in anticipation of continued monetary policy easing	Detracted
U.S.-centric focus	Favored U.S. equities over other developed markets as a play on the administration’s “America First” agenda	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	9.29%	3.67%	5.14%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
S&P 500®Index[2]		17.88%	14.42%	14.82%
MSCI EAFE® Index (Net)[3]		31.22%	8.92%	8.18%
Conservative Allocation Composite Index[4]		12.79%	4.99%	6.58%
Morningstar Moderately Conservative Allocation Category Average[5]		11.14%	5.01%	6.11%
1.
The Bloomberg U.S. Aggregate Bond Index is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%,respectively.

5.
The Morningstar Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 351,252,691
Holdings Count | Holding	44
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$351,252,691%
Total number of portfolio holdings	44%
Portfolio turnover rate	21%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	36.1%
Fixed Income Funds	53.0%
Short-Term Investment	10.1%
Other Assets, Less Liabilities	0.8%

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Portfolio. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025808 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Conservative Allocation Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Conservative Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$5	0.05%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 5	[28]
Expense Ratio, Percent	0.05%	[28],[29]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, strong returns in capital markets drove impressive Portfolio gains in absolute terms. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance benefited from a modest allocation to convertible bonds and an active weight in select emerging markets. However, most other positions detracted, primarily due to the underperformance of several underlying fund investments, as well the Portfolio’s tilt toward profitable mid- and small-cap companies.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds	Benefited from strong performance in growth equities	Contributed
Emerging markets	Exposure to a vehicle that explicitly avoids Chinese holdings	Contributed
Underlying funds	In aggregate, underlying fund holdings underperformed their respective benchmarks	Detracted
Small-cap profitability tilt	Focused on profitable small-cap companies in a period when profitless but potentially fast-growing small-caps outperformed	Detracted
Small-/mid-cap tilt	Focused on assets down the capitalization spectrum in anticipation of continued monetary policy easing	Detracted
U.S.-centric focus	Favored U.S. equities over other developed markets as a play on the administration’s “America First” agenda	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	9.56%	3.93%	5.40%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
S&P 500®Index[2]		17.88%	14.42%	14.82%
MSCI EAFE® Index (Net)[3]		31.22%	8.92%	8.18%
Conservative Allocation Composite Index[4]		12.79%	4.99%	6.58%
Morningstar Moderately Conservative Allocation Category Average[5]		11.14%	5.01%	6.11%
1.
The Bloomberg U.S. Aggregate Bond Index is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%,respectively.

5.
The Morningstar Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 351,252,691
Holdings Count | Holding	44
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$351,252,691%
Total number of portfolio holdings	44%
Portfolio turnover rate	21%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	36.1%
Fixed Income Funds	53.0%
Short-Term Investment	10.1%
Other Assets, Less Liabilities	0.8%

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Portfolio. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025810 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Equity Allocation Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Equity Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$4	0.04%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 4	[30]
Expense Ratio, Percent	0.04%	[30],[31]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, strong returns in capital markets drove impressive Portfolio gains in absolute terms. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance benefited from an active weight in select emerging markets. However, most other positions detracted, primarily due to the underperformance of several underlying fund investments, as well the Portfolio’s tilt toward profitable mid- and small-cap companies.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Emerging markets	Exposure to a vehicle that explicitly avoids Chinese holdings	Contributed
Underlying funds	In aggregate, underlying fund holdings underperformed their respective benchmarks	Detracted
Small-cap profitability tilt	Focused on profitable small-cap companies in a period when profitless but potentially fast-growing small-caps outperformed	Detracted
Small-/mid-cap tilt	Focused on assets down the capitalization spectrum in anticipation of continued monetary policy easing	Detracted
U.S.-centric focus	Favored U.S. equities over other developed markets as a play on the administration’s “America First” agenda	Detracted
Nuclear energy industry	First-quarter exposure, pressured by tariff concerns and AI-efficiency developments	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	13.98%	8.17%	9.34%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
S&P 500®Index[2]		17.88%	14.42%	14.82%
MSCI EAFE® Index (Net)[3]		31.22%	8.92%	8.18%
Equity Allocation Composite Index[4]		21.21%	13.12%	13.20%
Morningstar Aggressive Allocation Category Average[5]		13.03%	8.33%	9.19%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 711,513,725
Holdings Count | Holding	35
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$711,513,725%
Total number of portfolio holdings	35%
Portfolio turnover rate	19%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	97.1%
Short-Term Investment	2.6%
Other Assets, Less Liabilities	0.3%

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Portfolio. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025811 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Equity Allocation Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Equity Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$31	0.29%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 31	[32]
Expense Ratio, Percent	0.29%	[32],[33]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, strong returns in capital markets drove impressive Portfolio gains in absolute terms. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance benefited from an active weight in select emerging markets. However, most other positions detracted, primarily due to the underperformance of several underlying fund investments, as well the Portfolio’s tilt toward profitable mid- and small-cap companies.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Emerging markets	Exposure to a vehicle that explicitly avoids Chinese holdings	Contributed
Underlying funds	In aggregate, underlying fund holdings underperformed their respective benchmarks	Detracted
Small-cap profitability tilt	Focused on profitable small-cap companies in a period when profitless but potentially fast-growing small-caps outperformed	Detracted
Small-/mid-cap tilt	Focused on assets down the capitalization spectrum in anticipation of continued monetary policy easing	Detracted
U.S.-centric focus	Favored U.S. equities over other developed markets as a play on the administration’s “America First” agenda	Detracted
Nuclear energy industry	First-quarter exposure, pressured by tariff concerns and AI-efficiency developments	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	13.69%	7.90%	9.07%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
S&P 500®Index[2]		17.88%	14.42%	14.82%
MSCI EAFE® Index (Net)[3]		31.22%	8.92%	8.18%
Equity Allocation Composite Index[4]		21.21%	13.12%	13.20%
Morningstar Aggressive Allocation Category Average[5]		13.03%	8.33%	9.19%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 711,513,725
Holdings Count | Holding	35
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$711,513,725%
Total number of portfolio holdings	35%
Portfolio turnover rate	19%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	97.1%
Short-Term Investment	2.6%
Other Assets, Less Liabilities	0.3%

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Portfolio. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025813 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Moderate Allocation Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Moderate Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$31	0.29%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 31	[34]
Expense Ratio, Percent	0.29%	[34],[35]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, strong returns in capital markets drove impressive Portfolio gains in absolute terms. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance benefited from a modest allocation to convertible bonds and an active weight in select emerging markets. However, most other positions detracted, primarily due to the underperformance of several underlying fund investments, as well the Portfolio’s tilt toward profitable mid- and small-cap companies.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds	Benefited from strong performance in growth equities	Contributed
Emerging markets	Exposure to a vehicle that explicitly avoids Chinese holdings	Contributed
Underlying funds	In aggregate, underlying fund holdings underperformed their respective benchmarks	Detracted
Small-cap profitability tilt	Focused on profitable small-cap companies in a period when profitless but potentially fast-growing small-caps outperformed	Detracted
Small-/mid-cap tilt	Focused on assets down the capitalization spectrum in anticipation of continued monetary policy easing	Detracted
U.S.-centric focus	Favored U.S. equities over other developed markets as a play on the administration’s “America First” agenda	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	11.02%	5.36%	6.61%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
S&P 500®Index[2]		17.88%	14.42%	14.82%
MSCI EAFE® Index (Net)[3]		31.22%	8.92%	8.18%
Bloomberg U.S. Aggregate Bond Index[4]		7.30%	(0.36)%	2.01%
Moderate Allocation Composite Index[5]		15.57%	7.69%	8.82%
Morningstar Moderate Allocation Category Average[6]		12.50%	7.25%	8.35%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%,15% and 40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 662,902,269
Holdings Count | Holding	44
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$662,902,269%
Total number of portfolio holdings	44%
Portfolio turnover rate	24%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	56.5%
Fixed Income Funds	33.1%
Short-Term Investment	10.0%
Other Assets, Less Liabilities	0.4%

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Portfolio. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025812 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Moderate Allocation Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Moderate Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$4	0.04%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 4	[36]
Expense Ratio, Percent	0.04%	[36],[37]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, strong returns in capital markets drove impressive Portfolio gains in absolute terms. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance benefited from a modest allocation to convertible bonds and an active weight in select emerging markets. However, most other positions detracted, primarily due to the underperformance of several underlying fund investments, as well the Portfolio’s tilt toward profitable mid- and small-cap companies.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds	Benefited from strong performance in growth equities	Contributed
Emerging markets	Exposure to a vehicle that explicitly avoids Chinese holdings	Contributed
Underlying funds	In aggregate, underlying fund holdings underperformed their respective benchmarks	Detracted
Small-cap profitability tilt	Focused on profitable small-cap companies in a period when profitless but potentially fast-growing small-caps outperformed	Detracted
Small-/mid-cap tilt	Focused on assets down the capitalization spectrum in anticipation of continued monetary policy easing	Detracted
U.S.-centric focus	Favored U.S. equities over other developed markets as a play on the administration’s “America First” agenda	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	11.30%	5.62%	6.88%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
S&P 500®Index[2]		17.88%	14.42%	14.82%
MSCI EAFE® Index (Net)[3]		31.22%	8.92%	8.18%
Bloomberg U.S. Aggregate Bond Index[4]		7.30%	(0.36)%	2.01%
Moderate Allocation Composite Index[5]		15.57%	7.69%	8.82%
Morningstar Moderate Allocation Category Average[6]		12.50%	7.25%	8.35%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%,15% and 40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 662,902,269
Holdings Count | Holding	44
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$662,902,269%
Total number of portfolio holdings	44%
Portfolio turnover rate	24%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	56.5%
Fixed Income Funds	33.1%
Short-Term Investment	10.0%
Other Assets, Less Liabilities	0.4%

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Portfolio. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025814 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Growth Allocation Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Growth Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$4	0.04%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 4	[38]
Expense Ratio, Percent	0.04%	[38],[39]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, strong returns in capital markets drove impressive Portfolio gains in absolute terms. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance benefited from a modest allocation to convertible bonds and an active weight in select emerging markets. However, most other positions detracted, primarily due to the underperformance of several underlying fund investments, as well the Portfolio’s tilt toward profitable mid- and small-cap companies.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds	Benefited from strong performance in growth equities	Contributed
Emerging markets	Exposure to a vehicle that explicitly avoids Chinese holdings	Contributed
Underlying funds	In aggregate, underlying fund holdings underperformed their respective benchmarks	Detracted
Small-cap profitability tilt	Focused on profitable small-cap companies in a period when profitless but potentially fast-growing small-caps outperformed	Detracted
Small-/mid-cap tilt	Focused on assets down the capitalization spectrum in anticipation of continued monetary policy easing	Detracted
U.S.-centric focus	Favored U.S. equities over other developed markets as a play on the administration’s “America First” agenda	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	12.52%	7.33%	8.32%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
S&P 500®Index[2]		17.88%	14.42%	14.82%
MSCI EAFE® Index (Net)[3]		31.22%	8.92%	8.18%
Bloomberg U.S. Aggregate Bond Index[4]		7.30%	(0.36)%	2.01%
Growth Allocation Composite Index[5]		18.38%	10.40%	11.03%
Morningstar Moderately Aggressive Allocation Category Average[6]		14.02%	8.71%	9.48%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 992,145,865
Holdings Count | Holding	45
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$992,145,865%
Total number of portfolio holdings	45%
Portfolio turnover rate	22%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	76.8%
Fixed Income Funds	13.1%
Short-Term Investment	9.8%
Other Assets, Less Liabilities	0.3%

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Portfolio. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025815 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Growth Allocation Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Growth Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$30	0.29%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 30	[40]
Expense Ratio, Percent	0.29%	[40],[41]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, strong returns in capital markets drove impressive Portfolio gains in absolute terms. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance benefited from a modest allocation to convertible bonds and an active weight in select emerging markets. However, most other positions detracted, primarily due to the underperformance of several underlying fund investments, as well the Portfolio’s tilt toward profitable mid- and small-cap companies.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Convertible bonds	Benefited from strong performance in growth equities	Contributed
Emerging markets	Exposure to a vehicle that explicitly avoids Chinese holdings	Contributed
Underlying funds	In aggregate, underlying fund holdings underperformed their respective benchmarks	Detracted
Small-cap profitability tilt	Focused on profitable small-cap companies in a period when profitless but potentially fast-growing small-caps outperformed	Detracted
Small-/mid-cap tilt	Focused on assets down the capitalization spectrum in anticipation of continued monetary policy easing	Detracted
U.S.-centric focus	Favored U.S. equities over other developed markets as a play on the administration’s “America First” agenda	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	12.24%	7.06%	8.05%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
S&P 500®Index[2]		17.88%	14.42%	14.82%
MSCI EAFE® Index (Net)[3]		31.22%	8.92%	8.18%
Bloomberg U.S. Aggregate Bond Index[4]		7.30%	(0.36)%	2.01%
Growth Allocation Composite Index[5]		18.38%	10.40%	11.03%
Morningstar Moderately Aggressive Allocation Category Average[6]		14.02%	8.71%	9.48%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 992,145,865
Holdings Count | Holding	45
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$992,145,865%
Total number of portfolio holdings	45%
Portfolio turnover rate	22%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	76.8%
Fixed Income Funds	13.1%
Short-Term Investment	9.8%
Other Assets, Less Liabilities	0.3%

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Portfolio. As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025817 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP S&P 500 Index Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP S&P 500 Index Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$40	0.37%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 40	[42]
Expense Ratio, Percent	0.37%	[42],[43]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
Although the Portfolio seeks investment results that correspond to the total return performance of common stocks in the aggregate, as represented by the S&P 500® Index, the Portfolio’s relative performance will typically lag that of the Index because the Portfolio incurs operating expenses that the Index does not.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
S&P 500® Semiconductors & Semiconductor Equipment	Among the top industries by contribution	Contributed
S&P 500® Interactive Media & Services	Among the top industries by contribution	Contributed
S&P 500® Software	Among the top industries by contribution	Contributed
S&P 500® Household Products	Among the worst industries by contribution	Detracted
S&P 500® Specialized REITs	Among the worst industries by contribution	Detracted
S&P 500® Media	Among the worst industries by contribution	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. The Portfolio's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Portfolio's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC, a former subadvisor, and the day-to-day investment services provided by IndexIQ Advisors LLC to the Portfolio, were transitioned to New York Life Investment Management LLC.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	17.43%	14.00%	14.34%
S&P 500®Index[1]		17.88%	14.42%	14.82%
Morningstar Large Blend Category Average[2]		15.54%	12.67%	13.32%
1.
The Portfolio has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

2.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 05, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 5,778,530,317
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 4,187,205
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$5,778,530,317%
Total number of portfolio holdings	508%
Total advisory fees paid	$4,187,205%
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Alphabet, Inc.	5.6%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.8%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%
JPMorgan Chase & Co.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	14.1%
Software	10.2%
Interactive Media & Services	8.0%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	3.9%
Financial Services	3.8%
Banks	3.6%
Capital Markets	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	2.6%
Other	39.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Alphabet, Inc.	5.6%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.8%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%
JPMorgan Chase & Co.	1.5%
* Excluding short-term investments

C000025816 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP S&P 500 Index Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP S&P 500 Index Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$13	0.12%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 13	[44]
Expense Ratio, Percent	0.12%	[44],[45]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
Although the Portfolio seeks investment results that correspond to the total return performance of common stocks in the aggregate, as represented by the S&P 500® Index, the Portfolio’s relative performance will typically lag that of the Index because the Portfolio incurs operating expenses that the Index does not.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
S&P 500® Semiconductors & Semiconductor Equipment	Among the top industries by contribution	Contributed
S&P 500® Interactive Media & Services	Among the top industries by contribution	Contributed
S&P 500® Software	Among the top industries by contribution	Contributed
S&P 500® Household Products	Among the worst industries by contribution	Detracted
S&P 500® Specialized REITs	Among the worst industries by contribution	Detracted
S&P 500® Media	Among the worst industries by contribution	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. The Portfolio's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Portfolio's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC, a former subadvisor, and the day-to-day investment services provided by IndexIQ Advisors LLC to the Portfolio, were transitioned to New York Life Investment Management LLC.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	17.72%	14.28%	14.63%
S&P 500®Index[1]		17.88%	14.42%	14.82%
Morningstar Large Blend Category Average[2]		15.54%	12.67%	13.32%
1.
The Portfolio has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

2.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 29, 1993
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 5,778,530,317
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 4,187,205
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$5,778,530,317%
Total number of portfolio holdings	508%
Total advisory fees paid	$4,187,205%
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Alphabet, Inc.	5.6%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.8%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%
JPMorgan Chase & Co.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	14.1%
Software	10.2%
Interactive Media & Services	8.0%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	3.9%
Financial Services	3.8%
Banks	3.6%
Capital Markets	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	2.6%
Other	39.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Alphabet, Inc.	5.6%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.8%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%
JPMorgan Chase & Co.	1.5%
* Excluding short-term investments

C000025818 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Income Builder Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Income Builder Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$68	0.63%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 68	[46]
Expense Ratio, Percent	0.63%	[46]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month period ended December 31, 2025, the Portfolio’s performance relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index was affected primarily by security selection on the equity side and by sector allocation on the fixed income side. Among equities, industry exposures as well as positive exposure to dividend yield supported performance. Among fixed income positions, returns benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums, as well as broad diversification across interest rate, credit and structure risk, along with a curve-flattening bias and overweight exposure to mortgage and consumer credit.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Health care	Security selection, driven by overweight exposure to CVS	Contributed
Information technology	Security selection, driven by overweight exposure to Samsung, Taiwan Semiconductor Manufacturing and KLA	Contributed
Communication services	Security selection, driven by underweight exposure to Alphabet	Detracted
Materials	Security selection, driven by overweight exposure to LyondellBasell Industries	Detracted
Fixed Income
Non-agency mortgage credit	Overweight exposure to commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight exposure to select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Agency mortgage-backed securities	Underweight exposure to the basis (overweight higher coupon, underweight lower coupon)	Detracted
Investment-grade corporates	Underweight exposure to the sector, but overweight financials and utilities	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	16.99%	6.56%	7.40%
MSCI World Index (Net)[1]		21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Bond Index[2]		7.30%	(0.36)%	2.01%
Blended Benchmark Index[3]		15.51%	7.13%	8.23%
Morningstar Global Moderate Allocation Category Average[4]		16.15%	6.54%	7.02%
1.
The Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.
4.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 29, 1993
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 555,896,193
Holdings Count | Holding	595
Advisory Fees Paid, Amount	$ 3,037,196
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$555,896,193%
Total number of portfolio holdings	595%
Total advisory fees paid	$3,037,196%
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.841%, due 7/20/44-3/16/66	2.6%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.3%
U.S. Treasury Notes, 3.50%-4.00%, due 10/31/27-11/15/35	1.8%
Cisco Systems, Inc.	1.4%
Microsoft Corp.	1.4%
U.S. Treasury Bonds, 4.625%, due 11/15/45-11/15/55	1.3%
Broadcom, Inc.	1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.3%
Hewlett Packard Enterprise Co.	1.3%
International Business Machines Corp.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	60.7%
Mortgage-Backed Securities	12.3%
Corporate Bonds	11.2%
U.S. Government & Federal Agencies	7.0%
Asset-Backed Securities	4.2%
Short-Term Investments	2.5%
Foreign Government Bonds	0.9%
Loan Assignments	0.4%
Other Assets, Less Liabilities	0.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.841%, due 7/20/44-3/16/66	2.6%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.3%
U.S. Treasury Notes, 3.50%-4.00%, due 10/31/27-11/15/35	1.8%
Cisco Systems, Inc.	1.4%
Microsoft Corp.	1.4%
U.S. Treasury Bonds, 4.625%, due 11/15/45-11/15/55	1.3%
Broadcom, Inc.	1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.3%
Hewlett Packard Enterprise Co.	1.3%
International Business Machines Corp.	1.2%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Portfolio. As of April 16, 2025 Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers of the Portfolio. As of May 1, 2025, Neil Moriarty, III, Michael DePalma, Lesya Paisley, Cameron White and Zachary Aronson are portfolio managers for the fixed-income portion of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025819 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Income Builder Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Income Builder Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$95	0.88%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 95	[47]
Expense Ratio, Percent	0.88%	[47]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month period ended December 31, 2025, the Portfolio’s performance relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index was affected primarily by security selection on the equity side and by sector allocation on the fixed income side. Among equities, industry exposures as well as positive exposure to dividend yield supported performance. Among fixed income positions, returns benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums, as well as broad diversification across interest rate, credit and structure risk, along with a curve-flattening bias and overweight exposure to mortgage and consumer credit.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Health care	Security selection, driven by overweight exposure to CVS	Contributed
Information technology	Security selection, driven by overweight exposure to Samsung, Taiwan Semiconductor Manufacturing and KLA	Contributed
Communication services	Security selection, driven by underweight exposure to Alphabet	Detracted
Materials	Security selection, driven by overweight exposure to LyondellBasell Industries	Detracted
Fixed Income
Non-agency mortgage credit	Overweight exposure to commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight exposure to select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Agency mortgage-backed securities	Underweight exposure to the basis (overweight higher coupon, underweight lower coupon)	Detracted
Investment-grade corporates	Underweight exposure to the sector, but overweight financials and utilities	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	16.70%	6.29%	7.13%
MSCI World Index (Net)[1]		21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Bond Index[2]		7.30%	(0.36)%	2.01%
Blended Benchmark Index[3]		15.51%	7.13%	8.23%
Morningstar Global Moderate Allocation Category Average[4]		16.15%	6.54%	7.02%
1.
The Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.
4.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 04, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 555,896,193
Holdings Count | Holding	595
Advisory Fees Paid, Amount	$ 3,037,196
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$555,896,193%
Total number of portfolio holdings	595%
Total advisory fees paid	$3,037,196%
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.841%, due 7/20/44-3/16/66	2.6%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.3%
U.S. Treasury Notes, 3.50%-4.00%, due 10/31/27-11/15/35	1.8%
Cisco Systems, Inc.	1.4%
Microsoft Corp.	1.4%
U.S. Treasury Bonds, 4.625%, due 11/15/45-11/15/55	1.3%
Broadcom, Inc.	1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.3%
Hewlett Packard Enterprise Co.	1.3%
International Business Machines Corp.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	60.7%
Mortgage-Backed Securities	12.3%
Corporate Bonds	11.2%
U.S. Government & Federal Agencies	7.0%
Asset-Backed Securities	4.2%
Short-Term Investments	2.5%
Foreign Government Bonds	0.9%
Loan Assignments	0.4%
Other Assets, Less Liabilities	0.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.841%, due 7/20/44-3/16/66	2.6%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.3%
U.S. Treasury Notes, 3.50%-4.00%, due 10/31/27-11/15/35	1.8%
Cisco Systems, Inc.	1.4%
Microsoft Corp.	1.4%
U.S. Treasury Bonds, 4.625%, due 11/15/45-11/15/55	1.3%
Broadcom, Inc.	1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.3%
Hewlett Packard Enterprise Co.	1.3%
International Business Machines Corp.	1.2%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Portfolio. As of April 16, 2025 Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers of the Portfolio. As of May 1, 2025, Neil Moriarty, III, Michael DePalma, Lesya Paisley, Cameron White and Zachary Aronson are portfolio managers for the fixed-income portion of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025821 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Bond Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Bond Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$82	0.80%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 82	[48]
Expense Ratio, Percent	0.80%	[48]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, interest rates moved lower, and the curve steepened. The two-year part of the curve moved 77 basis points (“bps”) lower while the ten-year part of the curve moved 40 bps lower. Within the Portfolio’s benchmark, the Bloomberg U.S. Aggregate Bond Index, mortgage-backed securities (“MBS”) was the best performing sector, producing 171 bps of excess return, while high-grade credit produced 126 bps of excess return, outperforming both commercial mortgage-backed securities (“CMBS”) (103 bps) and asset-backed securities (“ABS”) (55 bps).
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
MBS	Security selection, particularly within the agency commercial mortgage obligation subcomponent	Contributed
ABS	Within the floating-rate portion of the ABS sector, overweight exposure to the AAA and AA collateralized loan obligation subcomponent; within the fixed-rate portion of the sector, overweight positions in the digital infrastructure and student loan subcomponents	Contributed
CMBS	Overweight positions in both the agency and non-agency subcomponents	Contributed
Corporate sector	Overweight exposure to industrials, particularly the technology and communication subcomponents	Detracted
Treasury sector	Underweight exposure	Detracted
Duration + curve	Maintained a duration relatively close to that of the Index	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	6.57%	(0.88)%	1.71%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
Morningstar Intermediate Core Bond Category Average[2]		7.07%	(0.31)%	2.00%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 04, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 564,187,518
Holdings Count | Holding	297
Advisory Fees Paid, Amount	$ 2,857,949
Investment Company Portfolio Turnover	271.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$564,187,518%
Total number of portfolio holdings	297%
Total advisory fees paid	$2,857,949%
Portfolio turnover rate	271%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.375%-4.00%, due 11/30/27-11/15/35	19.3%
UMBS, 30 Year, 1.50%-7.50%, due 7/1/28-7/1/53	7.1%
UMBS Pool, 30 Year, 2.00%-6.00%, due 11/1/50-9/1/54	4.2%
GNMA, 0.69%-6.318%, due 6/20/51-4/16/65	3.4%
FHLMC, 5.50%-8.014%, due 4/25/53-6/25/55	2.7%
GNMA II, Single Family, 30 Year, 2.50%-6.00%, due 10/20/51-1/15/56	2.5%
FNMA, Other, 2.50%-4.50%, due 6/1/62-6/1/64	2.3%
FNMA, 5.50%-8.874%, due 6/25/54-5/25/55	1.6%
U.S. Treasury Bonds, 2.00%-4.75%, due 11/15/41-8/15/55	1.6%
Bank of America Corp., 1.734%-5.518%, due 7/22/27-1/24/36	1.4%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	39.1%
Corporate Bonds	38.9%
Mortgage-Backed Securities	13.7%
Asset-Backed Securities	7.0%
Short-Term Investment	0.1%
Other Assets, Less Liabilities	1.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.375%-4.00%, due 11/30/27-11/15/35	19.3%
UMBS, 30 Year, 1.50%-7.50%, due 7/1/28-7/1/53	7.1%
UMBS Pool, 30 Year, 2.00%-6.00%, due 11/1/50-9/1/54	4.2%
GNMA, 0.69%-6.318%, due 6/20/51-4/16/65	3.4%
FHLMC, 5.50%-8.014%, due 4/25/53-6/25/55	2.7%
GNMA II, Single Family, 30 Year, 2.50%-6.00%, due 10/20/51-1/15/56	2.5%
FNMA, Other, 2.50%-4.50%, due 6/1/62-6/1/64	2.3%
FNMA, 5.50%-8.874%, due 6/25/54-5/25/55	1.6%
U.S. Treasury Bonds, 2.00%-4.75%, due 11/15/41-8/15/55	1.6%
Bank of America Corp., 1.734%-5.518%, due 7/22/27-1/24/36	1.4%
* Excluding short-term investments

C000025820 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Bond Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Bond Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$57	0.55%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 57	[49]
Expense Ratio, Percent	0.55%	[49]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, interest rates moved lower, and the curve steepened. The two-year part of the curve moved 77 basis points (“bps”) lower while the ten-year part of the curve moved 40 bps lower. Within the Portfolio’s benchmark, the Bloomberg U.S. Aggregate Bond Index, mortgage-backed securities (“MBS”) was the best performing sector, producing 171 bps of excess return, while high-grade credit produced 126 bps of excess return, outperforming both commercial mortgage-backed securities (“CMBS”) (103 bps) and asset-backed securities (“ABS”) (55 bps).
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
MBS	Security selection, particularly within the agency commercial mortgage obligation subcomponent	Contributed
ABS	Within the floating-rate portion of the ABS sector, overweight exposure to the AAA and AA collateralized loan obligation subcomponent; within the fixed-rate portion of the sector, overweight positions in the digital infrastructure and student loan subcomponents	Contributed
CMBS	Overweight positions in both the agency and non-agency subcomponents	Contributed
Corporate sector	Overweight exposure to industrials, particularly the technology and communication subcomponents	Detracted
Treasury sector	Underweight exposure	Detracted
Duration + curve	Maintained a duration relatively close to that of the Index	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	1/23/1984	6.83%	(0.63)%	1.96%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
Morningstar Intermediate Core Bond Category Average[2]		7.07%	(0.31)%	2.00%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 23, 1984
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 564,187,518
Holdings Count | Holding	297
Advisory Fees Paid, Amount	$ 2,857,949
Investment Company Portfolio Turnover	271.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$564,187,518%
Total number of portfolio holdings	297%
Total advisory fees paid	$2,857,949%
Portfolio turnover rate	271%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.375%-4.00%, due 11/30/27-11/15/35	19.3%
UMBS, 30 Year, 1.50%-7.50%, due 7/1/28-7/1/53	7.1%
UMBS Pool, 30 Year, 2.00%-6.00%, due 11/1/50-9/1/54	4.2%
GNMA, 0.69%-6.318%, due 6/20/51-4/16/65	3.4%
FHLMC, 5.50%-8.014%, due 4/25/53-6/25/55	2.7%
GNMA II, Single Family, 30 Year, 2.50%-6.00%, due 10/20/51-1/15/56	2.5%
FNMA, Other, 2.50%-4.50%, due 6/1/62-6/1/64	2.3%
FNMA, 5.50%-8.874%, due 6/25/54-5/25/55	1.6%
U.S. Treasury Bonds, 2.00%-4.75%, due 11/15/41-8/15/55	1.6%
Bank of America Corp., 1.734%-5.518%, due 7/22/27-1/24/36	1.4%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	39.1%
Corporate Bonds	38.9%
Mortgage-Backed Securities	13.7%
Asset-Backed Securities	7.0%
Short-Term Investment	0.1%
Other Assets, Less Liabilities	1.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.375%-4.00%, due 11/30/27-11/15/35	19.3%
UMBS, 30 Year, 1.50%-7.50%, due 7/1/28-7/1/53	7.1%
UMBS Pool, 30 Year, 2.00%-6.00%, due 11/1/50-9/1/54	4.2%
GNMA, 0.69%-6.318%, due 6/20/51-4/16/65	3.4%
FHLMC, 5.50%-8.014%, due 4/25/53-6/25/55	2.7%
GNMA II, Single Family, 30 Year, 2.50%-6.00%, due 10/20/51-1/15/56	2.5%
FNMA, Other, 2.50%-4.50%, due 6/1/62-6/1/64	2.3%
FNMA, 5.50%-8.874%, due 6/25/54-5/25/55	1.6%
U.S. Treasury Bonds, 2.00%-4.75%, due 11/15/41-8/15/55	1.6%
Bank of America Corp., 1.734%-5.518%, due 7/22/27-1/24/36	1.4%
* Excluding short-term investments

C000025822 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP MacKay U.S. Infrastructure Bond Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$59	0.57%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 59	[50]
Expense Ratio, Percent	0.57%	[50]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Bloomberg 5-10 Year Taxable Municipal Bond Index was affected by security selection and yield curve positioning. Positive contributions came from overweight allocation to higher coupon bonds and the housing sector. Detractors included underweight exposure to bonds maturing within 10 years, as well as credit and geographic positioning.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight allocation to higher coupon bonds, boosted by security selection	Contributed
Sector	Overweight allocation to housing, driven by security selection	Contributed
Maturity	Underweight allocation to bonds maturing within 10 years	Detracted
Credit rating	Underweight allocation to single A-rated credits, along with security selection	Detracted
Geography	Underweight allocation to the state of Illinois, along with security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	8.44%	0.10%	1.38%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
Bloomberg 5-10 Year Taxable Municipal Bond Index[2]		8.78%	0.94%	3.15%
Morningstar Intermediate Core Bond Category Average[3]		7.07%	(0.31)%	2.00%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 29, 1993
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 231,229,790
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 1,168,091
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$231,229,790%
Total number of portfolio holdings	146%
Total advisory fees paid	$1,168,091%
Portfolio turnover rate	85%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 4.62%-6.725%, due 5/1/31-6/15/38	3.6%
Commonwealth of Massachusetts, 1.67%-3.769%, due 7/15/29-9/1/39	3.1%
New York State Dormitory Authority, 2.202%-5.228%, due 7/1/32-7/1/35	3.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	3.0%
State of Hawaii, 1.695%-4.936%, due 8/1/32-10/1/38	2.8%
State of California, 5.15%-7.60%, due 9/1/34-11/1/40	2.7%
New York City Transitional Finance Authority, 2.40%-5.01%, due 5/1/32-5/1/34	2.6%
Idaho Housing & Finance Association, 6.00%-6.50%, due 7/1/54-1/1/65	2.6%
Oregon State Lottery, 5.031%-5.093%, due 4/1/34-4/1/35	2.3%
New York City Housing Development Corp., 5.458%-6.033%, due 12/15/31	2.2%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	93.8%
Corporate Bonds	5.5%
Short-Term Investment	1.1%
Other Assets, Less Liabilities	(0.4)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Illinois, 4.62%-6.725%, due 5/1/31-6/15/38	3.6%
Commonwealth of Massachusetts, 1.67%-3.769%, due 7/15/29-9/1/39	3.1%
New York State Dormitory Authority, 2.202%-5.228%, due 7/1/32-7/1/35	3.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	3.0%
State of Hawaii, 1.695%-4.936%, due 8/1/32-10/1/38	2.8%
State of California, 5.15%-7.60%, due 9/1/34-11/1/40	2.7%
New York City Transitional Finance Authority, 2.40%-5.01%, due 5/1/32-5/1/34	2.6%
Idaho Housing & Finance Association, 6.00%-6.50%, due 7/1/54-1/1/65	2.6%
Oregon State Lottery, 5.031%-5.093%, due 4/1/34-4/1/35	2.3%
New York City Housing Development Corp., 5.458%-6.033%, due 12/15/31	2.2%
* Excluding short-term investments

C000025823 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP MacKay U.S. Infrastructure Bond Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$85	0.82%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 85	[51]
Expense Ratio, Percent	0.82%	[51]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Bloomberg 5-10 Year Taxable Municipal Bond Index was affected by security selection and yield curve positioning. Positive contributions came from overweight allocation to higher coupon bonds and the housing sector. Detractors included underweight exposure to bonds maturing within 10 years, as well as credit and geographic positioning.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight allocation to higher coupon bonds, boosted by security selection	Contributed
Sector	Overweight allocation to housing, driven by security selection	Contributed
Maturity	Underweight allocation to bonds maturing within 10 years	Detracted
Credit rating	Underweight allocation to single A-rated credits, along with security selection	Detracted
Geography	Underweight allocation to the state of Illinois, along with security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	8.17%	(0.15)%	1.13%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
Bloomberg 5-10 Year Taxable Municipal Bond Index[2]		8.78%	0.94%	3.15%
Morningstar Intermediate Core Bond Category Average[3]		7.07%	(0.31)%	2.00%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 04, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 231,229,790
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 1,168,091
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$231,229,790%
Total number of portfolio holdings	146%
Total advisory fees paid	$1,168,091%
Portfolio turnover rate	85%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 4.62%-6.725%, due 5/1/31-6/15/38	3.6%
Commonwealth of Massachusetts, 1.67%-3.769%, due 7/15/29-9/1/39	3.1%
New York State Dormitory Authority, 2.202%-5.228%, due 7/1/32-7/1/35	3.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	3.0%
State of Hawaii, 1.695%-4.936%, due 8/1/32-10/1/38	2.8%
State of California, 5.15%-7.60%, due 9/1/34-11/1/40	2.7%
New York City Transitional Finance Authority, 2.40%-5.01%, due 5/1/32-5/1/34	2.6%
Idaho Housing & Finance Association, 6.00%-6.50%, due 7/1/54-1/1/65	2.6%
Oregon State Lottery, 5.031%-5.093%, due 4/1/34-4/1/35	2.3%
New York City Housing Development Corp., 5.458%-6.033%, due 12/15/31	2.2%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	93.8%
Corporate Bonds	5.5%
Short-Term Investment	1.1%
Other Assets, Less Liabilities	(0.4)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Illinois, 4.62%-6.725%, due 5/1/31-6/15/38	3.6%
Commonwealth of Massachusetts, 1.67%-3.769%, due 7/15/29-9/1/39	3.1%
New York State Dormitory Authority, 2.202%-5.228%, due 7/1/32-7/1/35	3.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	3.0%
State of Hawaii, 1.695%-4.936%, due 8/1/32-10/1/38	2.8%
State of California, 5.15%-7.60%, due 9/1/34-11/1/40	2.7%
New York City Transitional Finance Authority, 2.40%-5.01%, due 5/1/32-5/1/34	2.6%
Idaho Housing & Finance Association, 6.00%-6.50%, due 7/1/54-1/1/65	2.6%
Oregon State Lottery, 5.031%-5.093%, due 4/1/34-4/1/35	2.3%
New York City Housing Development Corp., 5.458%-6.033%, due 12/15/31	2.2%
* Excluding short-term investments

C000025824 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP U.S. Government Money Market Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP U.S. Government Money Market Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$29	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 29	[52]
Expense Ratio, Percent	0.28%	[52],[53]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, interest rates in the front end of the curve moved lower as the U.S. Federal Reserve cut interest rates by 75 basis points. The 1-month part of the curve moved 68 basis points lower while the six-month part of the curve moved 66 basis points lower. Performance relative to the Average Lipper Variable Products U.S. Government Money Market Portfolio was affected by positions in asset classes not included in the benchmark, including U.S. agency discount notes and tri-party repo, which the Portfolio offset by maintaining an underweight position in the Treasury Bill sector.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Treasury bills	Underweight exposure	Contributed
U.S. agency discount notes	Overweight positions in Federal Agricultural Mortgage Corp. and Federal Farm Credit Banks Funding Corp.	Contributed
Tri-party repo	Overweight position in the tri-party repo sector, including Royal Bank of Canada, Toronto-Dominion Bank, Bank of America Securities, Bank of Montreal and Bank of Nova Scotia	Contributed
Duration + curve	Maintained a duration slightly shorter than that of the Index	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective August 26, 2016 and October 14, 2016, the Portfolio modified its principal investment strategies in connection with commencing operations as a “government money market fund.” Consequently the performance information below may have been different if the current investment strategies had been in effect during the period prior to the Portfolio commencing operations as a “government money market fund.” For certain periods, the Manager voluntarily has waived or reimbursed the Portfolio’s expenses to the extent it deemed appropriate to enhance the Portfolio's yield during periods when expenses had a significant impact on yield because of low interest rates. Without these waivers or reimbursements, the Portfolio’s returns would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	4.05%	3.02%	1.89%
Average Lipper Variable Products U.S. Government Money Market Portfolio[1]		3.89%	2.91%	1.83%
Morningstar Prime Money Market Category Average[2]		3.98%	3.01%	1.98%
1.
The Average Lipper Variable Products U.S. Government Money Market Portfolio is an equally weighted performance average consisting of funds that invest 99.5% of their assets in cash, government securities and/or repurchase agreements that are collateralized solely by government securities or cash, and have a weighted average maturity of 60 days or less. These funds intend to keep a constant net asset value.

2.
The Morningstar Prime Money Market Category Average is representative of funds that invest in short-term money market securities in order to provide a level of current income that is consistent with the preservation of capital. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 29, 1993
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 824,273,002
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,998,375
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$824,273,002
Total number of portfolio holdings	26
Total advisory fees paid	$1,998,375

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Portfolio Composition
Treasury Debt	36.1%
Government Agency Debt	35.4%
Treasury Repurchase Agreements	28.5%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.

C000025826 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay High Yield Corporate Bond Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP MacKay High Yield Corporate Bond Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$61	0.59%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 61	[54]
Expense Ratio, Percent	0.59%	[54]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and sector allocation. Other than a brief period around the Liberation Day comments on tariffs at the beginning of the second quarter, when spreads widened and issuance dried up, the high yield market was supported by high investor demand, strong issuance and lower yields driven by tighter spreads and lower Treasury rates. The fourth quarter of 2025 marked the thirteenth consecutive positive quarter for U.S. high yield, with $58.8 billion of new issuance in September 2025—the highest monthly volume since March 2021 and the third-highest monthly total on record.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Credit selection, with Lightning Power a strong performer, plus lack of exposure to energy storage company Sunnova, which underperformed	Contributed
Capital goods	Credit selection and overweight exposure, plus lack of exposure to Ardagh Packaging, which underperformed	Contributed
Basic industry	Credit selection and overweight exposure, with Miner First Quantum Minerals a strong performer	Contributed
Telecommunications	Credit selection and underweight exposure, including a position in Liberty Media Puerto Rico, which underperformed, and underweight exposure to EchoStar, which outperformed	Detracted
Retail	Credit selection, including a position in Saks, which underperformed	Detracted
Media	Credit selection and underweight exposure, including lack of exposure to AMC Networks, which outperformed	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1995	6.87%	4.44%	6.14%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
ICE BofA U.S. High Yield Constrained Index[2]		8.50%	4.50%	6.44%
Morningstar High Yield Bond Category Average[3]		8.01%	4.22%	5.56%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 2,928,683,513
Holdings Count | Holding	644
Advisory Fees Paid, Amount	$ 15,305,497
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$2,928,683,513%
Total number of portfolio holdings	644%
Total advisory fees paid	$15,305,497%
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.6%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.8%
Yum! Brands, Inc., 3.625%-6.875%, due 1/15/30-11/15/37	1.4%
Talen Energy Supply LLC, 5.672%-8.625%, due 5/17/30-2/1/36	1.4%
Hilton Domestic Operating Co., Inc., 4.00%-6.125%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	0.9%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	87.0%
Loan Assignments	6.7%
Common Stocks	0.8%
Preferred Stock	0.4%
Convertible Bonds	0.4%
Other Assets, Less Liabilities	4.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.6%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.8%
Yum! Brands, Inc., 3.625%-6.875%, due 1/15/30-11/15/37	1.4%
Talen Energy Supply LLC, 5.672%-8.625%, due 5/17/30-2/1/36	1.4%
Hilton Domestic Operating Co., Inc., 4.00%-6.125%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	0.9%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments

C000025827 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay High Yield Corporate Bond Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP MacKay High Yield Corporate Bond Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$87	0.84%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 87	[55]
Expense Ratio, Percent	0.84%	[55]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and sector allocation. Other than a brief period around the Liberation Day comments on tariffs at the beginning of the second quarter, when spreads widened and issuance dried up, the high yield market was supported by high investor demand, strong issuance and lower yields driven by tighter spreads and lower Treasury rates. The fourth quarter of 2025 marked the thirteenth consecutive positive quarter for U.S. high yield, with $58.8 billion of new issuance in September 2025—the highest monthly volume since March 2021 and the third-highest monthly total on record.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Credit selection, with Lightning Power a strong performer, plus lack of exposure to energy storage company Sunnova, which underperformed	Contributed
Capital goods	Credit selection and overweight exposure, plus lack of exposure to Ardagh Packaging, which underperformed	Contributed
Basic industry	Credit selection and overweight exposure, with Miner First Quantum Minerals a strong performer	Contributed
Telecommunications	Credit selection and underweight exposure, including a position in Liberty Media Puerto Rico, which underperformed, and underweight exposure to EchoStar, which outperformed	Detracted
Retail	Credit selection, including a position in Saks, which underperformed	Detracted
Media	Credit selection and underweight exposure, including lack of exposure to AMC Networks, which outperformed	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	6.60%	4.18%	5.87%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
ICE BofA U.S. High Yield Constrained Index[2]		8.50%	4.50%	6.44%
Morningstar High Yield Bond Category Average[3]		8.01%	4.22%	5.56%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 04, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 2,928,683,513
Holdings Count | Holding	644
Advisory Fees Paid, Amount	$ 15,305,497
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$2,928,683,513%
Total number of portfolio holdings	644%
Total advisory fees paid	$15,305,497%
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.6%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.8%
Yum! Brands, Inc., 3.625%-6.875%, due 1/15/30-11/15/37	1.4%
Talen Energy Supply LLC, 5.672%-8.625%, due 5/17/30-2/1/36	1.4%
Hilton Domestic Operating Co., Inc., 4.00%-6.125%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	0.9%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	87.0%
Loan Assignments	6.7%
Common Stocks	0.8%
Preferred Stock	0.4%
Convertible Bonds	0.4%
Other Assets, Less Liabilities	4.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.6%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.8%
Yum! Brands, Inc., 3.625%-6.875%, due 1/15/30-11/15/37	1.4%
Talen Energy Supply LLC, 5.672%-8.625%, due 5/17/30-2/1/36	1.4%
Hilton Domestic Operating Co., Inc., 4.00%-6.125%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	0.9%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments

C000025829 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP PineStone International Equity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP PineStone International Equity Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$118	1.11%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 118	[56]
Expense Ratio, Percent	1.11%	[56]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the MSCI EAFE® Index (Net) was determined primarily by stock selection and allocation effects. Positive contributions came from security selection in information technology and consumer discretionary. Primary detractors included security selection in financials, industrials and health care, along with underweight exposure to financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Positive security selection	Contributed
Consumer discretionary	Positive security selection	Contributed
Financials	Negative security selection and underweight allocation	Detracted
Industrials	Negative security selection	Detracted
Health care	Negative security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective August 28, 2023, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	12.01%	(0.05)%	5.18%
MSCI EAFE® Index (Net)[1]		31.22%	8.92%	8.18%
Morningstar Foreign Large Growth Category Average[2]		20.29%	3.44%	7.54%
1.
The Portfolio has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and it is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 05, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	The Portfolio has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and it is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
Net Assets	$ 444,176,485
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 3,472,416
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$444,176,485%
Total number of portfolio holdings	35%
Total advisory fees paid	$3,472,416%
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.3%
ASML Holding NV	6.0%
London Stock Exchange Group plc	5.6%
InterContinental Hotels Group plc	5.5%
LVMH Moet Hennessy Louis Vuitton SE	4.8%
Cie Financiere Richemont SA (Registered)	4.6%
EssilorLuxottica SA	4.5%
Keyence Corp.	4.4%
Nestle SA (Registered)	4.3%
SAP SE	3.6%
* Excluding short-term investments
Top Countries
United Kingdom	21.4%
France	17.3%
United States	13.8%
Switzerland	10.4%
Taiwan	9.3%
Netherlands	6.0%
Spain	5.6%
Germany	5.4%
Japan	4.6%
Canada	2.6%
Other	3.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.3%
ASML Holding NV	6.0%
London Stock Exchange Group plc	5.6%
InterContinental Hotels Group plc	5.5%
LVMH Moet Hennessy Louis Vuitton SE	4.8%
Cie Financiere Richemont SA (Registered)	4.6%
EssilorLuxottica SA	4.5%
Keyence Corp.	4.4%
Nestle SA (Registered)	4.3%
SAP SE	3.6%
* Excluding short-term investments

C000025828 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP PineStone International Equity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP PineStone International Equity Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$91	0.86%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 91	[57]
Expense Ratio, Percent	0.86%	[57]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the MSCI EAFE® Index (Net) was determined primarily by stock selection and allocation effects. Positive contributions came from security selection in information technology and consumer discretionary. Primary detractors included security selection in financials, industrials and health care, along with underweight exposure to financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Positive security selection	Contributed
Consumer discretionary	Positive security selection	Contributed
Financials	Negative security selection and underweight allocation	Detracted
Industrials	Negative security selection	Detracted
Health care	Negative security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective August 28, 2023, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1995	12.29%	0.20%	5.44%
MSCI EAFE® Index (Net)[1]		31.22%	8.92%	8.18%
Morningstar Foreign Large Growth Category Average[2]		20.29%	3.44%	7.54%
1.
The Portfolio has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and it is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	The Portfolio has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and it is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
Net Assets	$ 444,176,485
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 3,472,416
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$444,176,485%
Total number of portfolio holdings	35%
Total advisory fees paid	$3,472,416%
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.3%
ASML Holding NV	6.0%
London Stock Exchange Group plc	5.6%
InterContinental Hotels Group plc	5.5%
LVMH Moet Hennessy Louis Vuitton SE	4.8%
Cie Financiere Richemont SA (Registered)	4.6%
EssilorLuxottica SA	4.5%
Keyence Corp.	4.4%
Nestle SA (Registered)	4.3%
SAP SE	3.6%
* Excluding short-term investments
Top Countries
United Kingdom	21.4%
France	17.3%
United States	13.8%
Switzerland	10.4%
Taiwan	9.3%
Netherlands	6.0%
Spain	5.6%
Germany	5.4%
Japan	4.6%
Canada	2.6%
Other	3.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.3%
ASML Holding NV	6.0%
London Stock Exchange Group plc	5.6%
InterContinental Hotels Group plc	5.5%
LVMH Moet Hennessy Louis Vuitton SE	4.8%
Cie Financiere Richemont SA (Registered)	4.6%
EssilorLuxottica SA	4.5%
Keyence Corp.	4.4%
Nestle SA (Registered)	4.3%
SAP SE	3.6%
* Excluding short-term investments

C000099347 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay Strategic Bond Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP MacKay Strategic Bond Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$68	0.65%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 68	[58]
Expense Ratio, Percent	0.65%	[58]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Bloomberg U.S. Aggregate Bond Index benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums. The Portfolio was broadly diversified across interest rate, credit and structure risk, producing a premium yield above the market at a discount dollar price. Further, the Portfolio’s curve-flattening bias added to results, as did overweight exposure to mortgage and consumer credit.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Non-agency mortgage credit	Overweight exposure to commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight exposure to select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Asset-backed securities	Overweight exposure to seasoned auto and whole business loans	Contributed
Emerging markets	Overweight exposure to select U.S.-dollar denominated corporates and sovereigns in stable countries with improving fundamentals	Contributed
Agency mortgage-backed securities	Underweight exposure to the basis (overweight higher coupon, underweight lower coupon)	Detracted
Investment-grade corporates	Underweight exposure to the sector, but overweight to financials and utilities	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	4/29/2011	8.87%	3.98%	4.40%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
Morningstar Multisector Bond Category Average[2]		7.75%	2.89%	4.07%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bonds assets in securities that are not rated by a major agency such as Standard  & Poor’s or Moody’s at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 29, 2011
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 547,590,505
Holdings Count | Holding	488
Advisory Fees Paid, Amount	$ 3,384,100
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$547,590,505%
Total number of portfolio holdings	488%
Total advisory fees paid	$3,384,100%
Portfolio turnover rate	96%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.00%, due 10/31/32-11/15/35	6.2%
GNMA, (zero coupon)-4.50%, due 7/20/44-3/16/66	4.6%
Connecticut Avenue Securities Trust, 5.574%-13.239%, due 11/25/39-2/25/45	2.9%
FHLMC STACR REMIC Trust, 5.524%-12.374%, due 9/25/41-1/25/50	2.4%
Flagship Credit Auto Trust, 1.96%-5.80%, due 6/15/27-3/15/29	2.0%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-4/15/33	1.6%
FHLMC STACR Trust, 8.789%-15.239%, due 9/25/47-4/25/49	1.5%
Wells Fargo Commercial Mortgage Trust, 3.00%-4.928%, due 12/15/39-1/15/59	1.4%
FHLMC, (zero coupon)-3.50%, due 12/25/48-8/15/56	1.3%
FHLMC MSCR Trust, 6.174%-9.865%, due 5/25/44-11/25/51	1.3%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	38.1%
Mortgage-Backed Securities	30.3%
Asset-Backed Securities	13.5%
Foreign Government Bonds	7.1%
U.S. Government & Federal Agencies	6.6%
Loan Assignments	2.9%
Short-Term Investments	1.7%
Other Assets, Less Liabilities	(0.2)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.00%, due 10/31/32-11/15/35	6.2%
GNMA, (zero coupon)-4.50%, due 7/20/44-3/16/66	4.6%
Connecticut Avenue Securities Trust, 5.574%-13.239%, due 11/25/39-2/25/45	2.9%
FHLMC STACR REMIC Trust, 5.524%-12.374%, due 9/25/41-1/25/50	2.4%
Flagship Credit Auto Trust, 1.96%-5.80%, due 6/15/27-3/15/29	2.0%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-4/15/33	1.6%
FHLMC STACR Trust, 8.789%-15.239%, due 9/25/47-4/25/49	1.5%
Wells Fargo Commercial Mortgage Trust, 3.00%-4.928%, due 12/15/39-1/15/59	1.4%
FHLMC, (zero coupon)-3.50%, due 12/25/48-8/15/56	1.3%
FHLMC MSCR Trust, 6.174%-9.865%, due 5/25/44-11/25/51	1.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
During the reporting period, “Short Selling and Short Exposure Risk” was removed as a principal risk for consistency with the Portfolio’s principal investment strategies.
As of May 1, 2025, Neil Moriarty, III, Lesya Paisley, Michael DePalma, Cameron White and Zachary Aronson are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Risks Change [Text Block]	During the reporting period, “Short Selling and Short Exposure Risk” was removed as a principal risk for consistency with the Portfolio’s principal investment strategies.
Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000099348 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay Strategic Bond Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP MacKay Strategic Bond Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$94	0.90%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 94	[59]
Expense Ratio, Percent	0.90%	[59]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Bloomberg U.S. Aggregate Bond Index benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums. The Portfolio was broadly diversified across interest rate, credit and structure risk, producing a premium yield above the market at a discount dollar price. Further, the Portfolio’s curve-flattening bias added to results, as did overweight exposure to mortgage and consumer credit.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Non-agency mortgage credit	Overweight exposure to commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight exposure to select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Asset-backed securities	Overweight exposure to seasoned auto and whole business loans	Contributed
Emerging markets	Overweight exposure to select U.S.-dollar denominated corporates and sovereigns in stable countries with improving fundamentals	Contributed
Agency mortgage-backed securities	Underweight exposure to the basis (overweight higher coupon, underweight lower coupon)	Detracted
Investment-grade corporates	Underweight exposure to the sector, but overweight to financials and utilities	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	4/29/2011	8.60%	3.73%	4.14%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
Morningstar Multisector Bond Category Average[2]		7.75%	2.89%	4.07%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bonds assets in securities that are not rated by a major agency such as Standard  & Poor’s or Moody’s at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 29, 2011
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 547,590,505
Holdings Count | Holding	488
Advisory Fees Paid, Amount	$ 3,384,100
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$547,590,505%
Total number of portfolio holdings	488%
Total advisory fees paid	$3,384,100%
Portfolio turnover rate	96%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.00%, due 10/31/32-11/15/35	6.2%
GNMA, (zero coupon)-4.50%, due 7/20/44-3/16/66	4.6%
Connecticut Avenue Securities Trust, 5.574%-13.239%, due 11/25/39-2/25/45	2.9%
FHLMC STACR REMIC Trust, 5.524%-12.374%, due 9/25/41-1/25/50	2.4%
Flagship Credit Auto Trust, 1.96%-5.80%, due 6/15/27-3/15/29	2.0%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-4/15/33	1.6%
FHLMC STACR Trust, 8.789%-15.239%, due 9/25/47-4/25/49	1.5%
Wells Fargo Commercial Mortgage Trust, 3.00%-4.928%, due 12/15/39-1/15/59	1.4%
FHLMC, (zero coupon)-3.50%, due 12/25/48-8/15/56	1.3%
FHLMC MSCR Trust, 6.174%-9.865%, due 5/25/44-11/25/51	1.3%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	38.1%
Mortgage-Backed Securities	30.3%
Asset-Backed Securities	13.5%
Foreign Government Bonds	7.1%
U.S. Government & Federal Agencies	6.6%
Loan Assignments	2.9%
Short-Term Investments	1.7%
Other Assets, Less Liabilities	(0.2)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.00%, due 10/31/32-11/15/35	6.2%
GNMA, (zero coupon)-4.50%, due 7/20/44-3/16/66	4.6%
Connecticut Avenue Securities Trust, 5.574%-13.239%, due 11/25/39-2/25/45	2.9%
FHLMC STACR REMIC Trust, 5.524%-12.374%, due 9/25/41-1/25/50	2.4%
Flagship Credit Auto Trust, 1.96%-5.80%, due 6/15/27-3/15/29	2.0%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-4/15/33	1.6%
FHLMC STACR Trust, 8.789%-15.239%, due 9/25/47-4/25/49	1.5%
Wells Fargo Commercial Mortgage Trust, 3.00%-4.928%, due 12/15/39-1/15/59	1.4%
FHLMC, (zero coupon)-3.50%, due 12/25/48-8/15/56	1.3%
FHLMC MSCR Trust, 6.174%-9.865%, due 5/25/44-11/25/51	1.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
During the reporting period, “Short Selling and Short Exposure Risk” was removed as a principal risk for consistency with the Portfolio’s principal investment strategies.
As of May 1, 2025, Neil Moriarty, III, Lesya Paisley, Michael DePalma, Cameron White and Zachary Aronson are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Risks Change [Text Block]	During the reporting period, “Short Selling and Short Exposure Risk” was removed as a principal risk for consistency with the Portfolio’s principal investment strategies.
Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000104622 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Candriam Emerging Markets Equity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Candriam Emerging Markets Equity Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$170	1.45%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 170	[60]
Expense Ratio, Percent	1.45%	[60]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the MSCI Emerging Markets Index (Net) was affected by security selection and allocation. Artificial Intelligence ("AI")-related demand remained robust, which bolstered many technology companies. The price strength of precious and industrial metals boosted the materials sector.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
South Korean technology	Supported by deep manufacturing expertise, rising utilization rates and increasing process intensity at advanced nodes	Contributed
Taiwanese technology	Rallied on robust AI-related demand (servers, chips, etc.) and better-than-expected results	Contributed
Materials	Benefited from sustained central-bank gold purchases and strong electrification-related demand for copper and lithium	Contributed
India	Weak earnings, in addition to high expectations and lingering geopolitical uncertainty	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. One of the Portfolio's subadvisors changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced one of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	35.54%	2.52%	7.39%
MSCI Emerging Markets Index (Net)[1]		33.57%	4.20%	8.42%
Morningstar Diversified Emerging Markets Category Average[2]		30.55%	4.29%	7.93%
1.
The Portfolio has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

2.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 207,541,947
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 2,037,362
Investment Company Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$207,541,947%
Total number of portfolio holdings	121%
Total advisory fees paid	$2,037,362%
Portfolio turnover rate	185%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co. Ltd., 1.88%	4.7%
Alibaba Group Holding Ltd.	3.0%
SK hynix, Inc.	3.0%
HDFC Bank Ltd.	1.8%
Bharti Airtel Ltd.	1.6%
Reliance Industries Ltd.	1.5%
Al Rajhi Bank	1.4%
Ping An Insurance Group Co. of China Ltd., Class H	1.3%
* Excluding short-term investments
Top Countries
China	25.7%
Taiwan	21.0%
India	15.6%
Republic of Korea	13.4%
Brazil	6.2%
South Africa	3.7%
Peru	2.0%
Chile	1.8%
United States	1.7%
Saudi Arabia	1.4%
Other	7.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co. Ltd., 1.88%	4.7%
Alibaba Group Holding Ltd.	3.0%
SK hynix, Inc.	3.0%
HDFC Bank Ltd.	1.8%
Bharti Airtel Ltd.	1.6%
Reliance Industries Ltd.	1.5%
Al Rajhi Bank	1.4%
Ping An Insurance Group Co. of China Ltd., Class H	1.3%
* Excluding short-term investments

C000104621 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Candriam Emerging Markets Equity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Candriam Emerging Markets Equity Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$141	1.20%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 141	[61]
Expense Ratio, Percent	1.20%	[61]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the MSCI Emerging Markets Index (Net) was affected by security selection and allocation. Artificial Intelligence ("AI")-related demand remained robust, which bolstered many technology companies. The price strength of precious and industrial metals boosted the materials sector.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
South Korean technology	Supported by deep manufacturing expertise, rising utilization rates and increasing process intensity at advanced nodes	Contributed
Taiwanese technology	Rallied on robust AI-related demand (servers, chips, etc.) and better-than-expected results	Contributed
Materials	Benefited from sustained central-bank gold purchases and strong electrification-related demand for copper and lithium	Contributed
India	Weak earnings, in addition to high expectations and lingering geopolitical uncertainty	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. One of the Portfolio's subadvisors changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced one of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	35.88%	2.77%	7.65%
MSCI Emerging Markets Index (Net)[1]		33.57%	4.20%	8.42%
Morningstar Diversified Emerging Markets Category Average[2]		30.55%	4.29%	7.93%
1.
The Portfolio has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

2.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 207,541,947
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 2,037,362
Investment Company Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$207,541,947%
Total number of portfolio holdings	121%
Total advisory fees paid	$2,037,362%
Portfolio turnover rate	185%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co. Ltd., 1.88%	4.7%
Alibaba Group Holding Ltd.	3.0%
SK hynix, Inc.	3.0%
HDFC Bank Ltd.	1.8%
Bharti Airtel Ltd.	1.6%
Reliance Industries Ltd.	1.5%
Al Rajhi Bank	1.4%
Ping An Insurance Group Co. of China Ltd., Class H	1.3%
* Excluding short-term investments
Top Countries
China	25.7%
Taiwan	21.0%
India	15.6%
Republic of Korea	13.4%
Brazil	6.2%
South Africa	3.7%
Peru	2.0%
Chile	1.8%
United States	1.7%
Saudi Arabia	1.4%
Other	7.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co. Ltd., 1.88%	4.7%
Alibaba Group Holding Ltd.	3.0%
SK hynix, Inc.	3.0%
HDFC Bank Ltd.	1.8%
Bharti Airtel Ltd.	1.6%
Reliance Industries Ltd.	1.5%
Al Rajhi Bank	1.4%
Ping An Insurance Group Co. of China Ltd., Class H	1.3%
* Excluding short-term investments

C000104623 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Small Cap Growth Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Small Cap Growth Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$88	0.86%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 88	[62]
Expense Ratio, Percent	0.86%	[62]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, separate portions of the Portfolio were subadvised by Segall Bryant & Hamill, LLC (“SBH”) and Brown Advisory LLC (“Brown Advisory”). Relative to the Russell 2000® Growth Index, the performance of the portion of the Portfolio subadvised by SBH was driven primarily by security selection, with sector allocation a secondary factor. The relative performance of the portion of the Portfolio subadvised by Brown Advisory was determined by a variety of factors, including a “risk-on” rally of lower quality companies, investor enthusiasm for companies related to artificial intelligence ("AI"), cryptocurrencies and quantum computing, and stock selection in the health care, information technology and consumer staples sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
SBH
Communication services	Lack of exposure to an underperforming sector	Contributed
Information technology	Allocation and security selection, particularly in software and semiconductors	Contributed
Industrials	Security selection across a number of industries	Detracted
Health care	Underweight exposure to biotechnology and a position in surgical robotics company PROCEPT BioRobotics Corp.	Detracted
Brown Advisory
Consumer staples	Security selection	Contributed
Low-quality “risk-on” rally	Underweight exposure to a group that rallied sharply late in the year	Detracted
AI/cryptocurrency/quantum computing	Underweight exposure to AI-, cryptocurrency- and quantum computing-related securities	Detracted
Health care	Security selection and underweight exposure to biotechnology and pharmaceuticals	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective May 1, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	4.89%	1.64%	8.95%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
Russell 2000® Growth Index[2]		13.01%	3.18%	9.57%
Morningstar Small Growth Category Average[3]		8.06%	2.93%	10.30%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Small Growth Category Average is representative of funds that focus on faster-growing companies whose shares are at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 401,777,989
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 3,362,078
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$401,777,989%
Total number of portfolio holdings	137%
Total advisory fees paid	$3,362,078%
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
HealthEquity, Inc.	2.2%
Casella Waste Systems, Inc., Class A	1.8%
Mirion Technologies, Inc.	1.8%
CCC Intelligent Solutions Holdings, Inc.	1.7%
Lattice Semiconductor Corp.	1.6%
Waste Connections, Inc.	1.6%
VSE Corp.	1.5%
Establishment Labs Holdings, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
SiTime Corp.	1.5%
* Excluding short-term investments
Top Industries
Software	9.9%
Semiconductors & Semiconductor Equipment	8.0%
Health Care Providers & Services	7.4%
Biotechnology	5.5%
Aerospace & Defense	5.4%
Commercial Services & Supplies	5.4%
Construction & Engineering	5.1%
Building Products	4.7%
Machinery	3.9%
Capital Markets	3.8%
Other	40.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
HealthEquity, Inc.	2.2%
Casella Waste Systems, Inc., Class A	1.8%
Mirion Technologies, Inc.	1.8%
CCC Intelligent Solutions Holdings, Inc.	1.7%
Lattice Semiconductor Corp.	1.6%
Waste Connections, Inc.	1.6%
VSE Corp.	1.5%
Establishment Labs Holdings, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
SiTime Corp.	1.5%
* Excluding short-term investments

C000104624 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Small Cap Growth Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Small Cap Growth Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$114	1.11%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 114	[63]
Expense Ratio, Percent	1.11%	[63]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, separate portions of the Portfolio were subadvised by Segall Bryant & Hamill, LLC (“SBH”) and Brown Advisory LLC (“Brown Advisory”). Relative to the Russell 2000® Growth Index, the performance of the portion of the Portfolio subadvised by SBH was driven primarily by security selection, with sector allocation a secondary factor. The relative performance of the portion of the Portfolio subadvised by Brown Advisory was determined by a variety of factors, including a “risk-on” rally of lower quality companies, investor enthusiasm for companies related to artificial intelligence ("AI"), cryptocurrencies and quantum computing, and stock selection in the health care, information technology and consumer staples sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
SBH
Communication services	Lack of exposure to an underperforming sector	Contributed
Information technology	Allocation and security selection, particularly in software and semiconductors	Contributed
Industrials	Security selection across a number of industries	Detracted
Health care	Underweight exposure to biotechnology and a position in surgical robotics company PROCEPT BioRobotics Corp.	Detracted
Brown Advisory
Consumer staples	Security selection	Contributed
Low-quality “risk-on” rally	Underweight exposure to a group that rallied sharply late in the year	Detracted
AI/cryptocurrency/quantum computing	Underweight exposure to AI-, cryptocurrency- and quantum computing-related securities	Detracted
Health care	Security selection and underweight exposure to biotechnology and pharmaceuticals	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective May 1, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	4.63%	1.38%	8.68%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
Russell 2000® Growth Index[2]		13.01%	3.18%	9.57%
Morningstar Small Growth Category Average[3]		8.06%	2.93%	10.30%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Small Growth Category Average is representative of funds that focus on faster-growing companies whose shares are at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 401,777,989
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 3,362,078
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$401,777,989%
Total number of portfolio holdings	137%
Total advisory fees paid	$3,362,078%
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
HealthEquity, Inc.	2.2%
Casella Waste Systems, Inc., Class A	1.8%
Mirion Technologies, Inc.	1.8%
CCC Intelligent Solutions Holdings, Inc.	1.7%
Lattice Semiconductor Corp.	1.6%
Waste Connections, Inc.	1.6%
VSE Corp.	1.5%
Establishment Labs Holdings, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
SiTime Corp.	1.5%
* Excluding short-term investments
Top Industries
Software	9.9%
Semiconductors & Semiconductor Equipment	8.0%
Health Care Providers & Services	7.4%
Biotechnology	5.5%
Aerospace & Defense	5.4%
Commercial Services & Supplies	5.4%
Construction & Engineering	5.1%
Building Products	4.7%
Machinery	3.9%
Capital Markets	3.8%
Other	40.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
HealthEquity, Inc.	2.2%
Casella Waste Systems, Inc., Class A	1.8%
Mirion Technologies, Inc.	1.8%
CCC Intelligent Solutions Holdings, Inc.	1.7%
Lattice Semiconductor Corp.	1.6%
Waste Connections, Inc.	1.6%
VSE Corp.	1.5%
Establishment Labs Holdings, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
SiTime Corp.	1.5%
* Excluding short-term investments

C000104625 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Natural Resources Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Natural Resources Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$91	0.85%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 91	[64]
Expense Ratio, Percent	0.85%	[64]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the S&P Global Natural Resources Index was undermined by a contrarian overweight position in oil, based on expected U.S. shale declines and tighter supply. Tariff uncertainty and rising recession risks depressed oil prices and the Portfolio’s energy holdings, while underweight exposure to precious metals detracted as gold rallied on safe-haven demand amid geopolitical and macroeconomic tensions. We trimmed the Portfolio’s exposure to gold earlier, expecting the rate-cutting cycle to end, which left the strategy underexposed during the rally.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
ArcelorMittal SA	Benefited from expectations of additional price protection measures for European steel	Contributed
GE Vernova, Inc.	Performed well after reporting results ahead of expectations, with robust new orders supporting higher forward estimates	Contributed
Freeport-McMoRan, Inc.	Benefited as copper prices rose	Contributed
Crescent Energy Co.	Underperformed peers, largely reflecting greater share-price volatility associated with the company’s smaller market capitalization	Detracted
International Paper Co.	Suffered as demand concerns fueled apprehension regarding forward guidance	Detracted
BP plc	Affected by lower oil prices and investor caution related to the company’s more leveraged balance sheet	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies as of November 30, 2018. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor, investment objective and principal investment strategies. The Portfolio's subadvisor changed effective September 1, 2021 due to an organizational restructuring whereby all investment personnel of Mellon Investments Corporation, the former subadvisor, transitioned to Newton Investment Management North America, LLC.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	15.20%	17.27%	10.88%
MSCI World Index (Net)[1]		21.09%	12.15%	12.17%
S&P Global Natural Resources Index[2]		29.66%	11.32%	11.09%
Morningstar Natural Resources Category Average[3]		39.14%	11.36%	11.05%
1.
The Portfolio has selected the MSCI World Index (Net), to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The S&P Global Natural Resources Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure to agribusiness, energy, and metals & mining.

3.
The Morningstar Natural Resources Category Average is representative of funds that invest primarily on commodity-based industries such as energy, chemicals, minerals, and forest products in the United States or outside of the United States. Some funds invest across this spectrum to offer broad natural-resources exposure. Others concentrate heavily or even exclusively in specific industries. Funds that concentrate primarily in energy-related industries are part of the equity energy category. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 305,087,531
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 2,270,543
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$305,087,531%
Total number of portfolio holdings	46%
Total advisory fees paid	$2,270,543%
Portfolio turnover rate	88%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Freeport-McMoRan, Inc.	4.8%
BP plc	4.3%
Newmont Corp.	4.3%
Exxon Mobil Corp.	4.2%
Rio Tinto plc	3.9%
ArcelorMittal SA (Registered), NYRS	3.8%
Diamondback Energy, Inc.	3.7%
ConocoPhillips	3.7%
Suncor Energy, Inc.	3.2%
Phillips 66	3.1%
* Excluding short-term investments
Top Countries
United States	67.0%
Canada	17.5%
South Africa	4.5%
Australia	3.9%
Luxembourg	3.8%
Spain	2.0%
Norway	1.3%
Republic of the Congo	0.8%
Other Assets, Less Liabilities	(0.8)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Freeport-McMoRan, Inc.	4.8%
BP plc	4.3%
Newmont Corp.	4.3%
Exxon Mobil Corp.	4.2%
Rio Tinto plc	3.9%
ArcelorMittal SA (Registered), NYRS	3.8%
Diamondback Energy, Inc.	3.7%
ConocoPhillips	3.7%
Suncor Energy, Inc.	3.2%
Phillips 66	3.1%
* Excluding short-term investments

C000104627 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Janus Henderson Balanced Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Janus Henderson Balanced Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$62	0.58%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 62	[65]
Expense Ratio, Percent	0.58%	[65]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to its benchmark indices and to the Janus Balanced Composite Index was determined primarily by asset allocation positioning and security selection. Relative performance benefited most notably from overweight exposure to equities and corresponding underweight exposure to fixed income during a period in which equities outperformed bonds. Relative performance within the equity and fixed income asset classes further contributed to the Portfolio’s overall relative performance, although positioning in some equity and fixed income sectors detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Equity sector positioning	Maintained overweight exposure to growthier sectors, which outperformed the broader market, and underweight exposure to lagging consumer staples and real estate sectors	Contributed
Stock selection	Benefited from security selection in financials, highlighted by investment bank and wealth management holdings; and in information technology, led by suppliers of wafer fabrication equipment	Contributed
Fixed income positioning	Benefited from several sector allocation and security selection decisions, including security selection in investment-grade corporates and overweight allocations to non-agency mortgages, commercial mortgage-backed securities and high-yield corporates	Contributed
Consumer discretionary	Overweight sector allocation and security selection, highlighted by a position in athletic footwear, apparel and accessory company Nike, Inc.	Detracted
Real estate	Negative stock selection, highlighted by a position in industrial REIT Prologis, Inc.	Detracted
Asset-backed securities	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	15.05%	8.58%	10.19%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
S&P 500®Index[2]		17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index[3]		7.30%	(0.36)%	2.01%
Janus Balanced Composite Index[4]		14.17%	7.92%	9.24%
Morningstar Moderate Allocation Category Average[5]		12.50%	7.25%	8.35%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.
The Janus Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is comprised of the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 2,015,907,523
Holdings Count | Holding	726
Advisory Fees Paid, Amount	$ 10,059,102
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$2,015,907,523%
Total number of portfolio holdings	726%
Total advisory fees paid	$10,059,102%
Portfolio turnover rate	103%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	5.8%
U.S. Treasury Notes, 3.50%-4.00%, due 5/31/27-11/15/35	5.4%
Microsoft Corp.	4.3%
Alphabet, Inc., Class C	4.2%
Amazon.com, Inc.	3.1%
Apple, Inc.	2.9%
U.S. Treasury Bonds, 4.625%-4.75%, due 11/15/45-8/15/55	2.6%
Broadcom, Inc.	2.4%
UMBS, 30 Year, 2.00%-6.00%, due 2/1/37-8/1/55	2.2%
Meta Platforms, Inc., Class A	2.0%
* Excluding short-term investments
Portfolio Composition
Common Stocks	64.4%
U.S. Government & Federal Agencies	14.6%
Corporate Bonds	8.4%
Mortgage-Backed Securities	5.5%
Asset-Backed Securities	5.2%
Short-Term Investments	2.6%
Loan Assignments	0.8%
Other Assets, Less Liabilities	(1.5)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	5.8%
U.S. Treasury Notes, 3.50%-4.00%, due 5/31/27-11/15/35	5.4%
Microsoft Corp.	4.3%
Alphabet, Inc., Class C	4.2%
Amazon.com, Inc.	3.1%
Apple, Inc.	2.9%
U.S. Treasury Bonds, 4.625%-4.75%, due 11/15/45-8/15/55	2.6%
Broadcom, Inc.	2.4%
UMBS, 30 Year, 2.00%-6.00%, due 2/1/37-8/1/55	2.2%
Meta Platforms, Inc., Class A	2.0%
* Excluding short-term investments

C000104628 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Janus Henderson Balanced Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Janus Henderson Balanced Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$89	0.83%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 89	[66]
Expense Ratio, Percent	0.83%	[66]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to its benchmark indices and to the Janus Balanced Composite Index was determined primarily by asset allocation positioning and security selection. Relative performance benefited most notably from overweight exposure to equities and corresponding underweight exposure to fixed income during a period in which equities outperformed bonds. Relative performance within the equity and fixed income asset classes further contributed to the Portfolio’s overall relative performance, although positioning in some equity and fixed income sectors detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Equity sector positioning	Maintained overweight exposure to growthier sectors, which outperformed the broader market, and underweight exposure to lagging consumer staples and real estate sectors	Contributed
Stock selection	Benefited from security selection in financials, highlighted by investment bank and wealth management holdings; and in information technology, led by suppliers of wafer fabrication equipment	Contributed
Fixed income positioning	Benefited from several sector allocation and security selection decisions, including security selection in investment-grade corporates and overweight allocations to non-agency mortgages, commercial mortgage-backed securities and high-yield corporates	Contributed
Consumer discretionary	Overweight sector allocation and security selection, highlighted by a position in athletic footwear, apparel and accessory company Nike, Inc.	Detracted
Real estate	Negative stock selection, highlighted by a position in industrial REIT Prologis, Inc.	Detracted
Asset-backed securities	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	14.76%	8.30%	9.91%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
S&P 500®Index[2]		17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index[3]		7.30%	(0.36)%	2.01%
Janus Balanced Composite Index[4]		14.17%	7.92%	9.24%
Morningstar Moderate Allocation Category Average[5]		12.50%	7.25%	8.35%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.
The Janus Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is comprised of the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 2,015,907,523
Holdings Count | Holding	726
Advisory Fees Paid, Amount	$ 10,059,102
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$2,015,907,523%
Total number of portfolio holdings	726%
Total advisory fees paid	$10,059,102%
Portfolio turnover rate	103%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	5.8%
U.S. Treasury Notes, 3.50%-4.00%, due 5/31/27-11/15/35	5.4%
Microsoft Corp.	4.3%
Alphabet, Inc., Class C	4.2%
Amazon.com, Inc.	3.1%
Apple, Inc.	2.9%
U.S. Treasury Bonds, 4.625%-4.75%, due 11/15/45-8/15/55	2.6%
Broadcom, Inc.	2.4%
UMBS, 30 Year, 2.00%-6.00%, due 2/1/37-8/1/55	2.2%
Meta Platforms, Inc., Class A	2.0%
* Excluding short-term investments
Portfolio Composition
Common Stocks	64.4%
U.S. Government & Federal Agencies	14.6%
Corporate Bonds	8.4%
Mortgage-Backed Securities	5.5%
Asset-Backed Securities	5.2%
Short-Term Investments	2.6%
Loan Assignments	0.8%
Other Assets, Less Liabilities	(1.5)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	5.8%
U.S. Treasury Notes, 3.50%-4.00%, due 5/31/27-11/15/35	5.4%
Microsoft Corp.	4.3%
Alphabet, Inc., Class C	4.2%
Amazon.com, Inc.	3.1%
Apple, Inc.	2.9%
U.S. Treasury Bonds, 4.625%-4.75%, due 11/15/45-8/15/55	2.6%
Broadcom, Inc.	2.4%
UMBS, 30 Year, 2.00%-6.00%, due 2/1/37-8/1/55	2.2%
Meta Platforms, Inc., Class A	2.0%
* Excluding short-term investments

C000104629 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Fidelity Institutional AM® Utilities Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Fidelity Institutional AM® Utilities Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$99	0.93%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 99	[67]
Expense Ratio, Percent	0.93%	[67]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the MSCI USA IMI Utilities 25/50 Index (Gross) was determined by industry allocation and security selection. Leading contributors to relative performance included positions in heavy electrical equipment, consumable fuels and multi-utilities. Significant detractors included overweight exposure to California utilities and overweight positions in individual securities.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Heavy electrical equipment	An out-of-Index position in GE Vernova, Inc., a gas turbine manufacturer helping to meet increased power demand for the utilities sector	Contributed
Consumable fuels	An out-of-Index position in the nuclear energy industry	Contributed
Multi-utilities	Underweight exposure to a lagging industry	Contributed
California utilities	Overweight exposure early in 2025 as the group sold off due to concerns about California wildfires	Detracted
AES Corp.	Overweight exposure	Detracted
NRG Energy, Inc.	Overweight exposure	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	13.50%	12.06%	10.69%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
MSCI USA IMI Utilities 25/50 Index (Gross)[2]		16.48%	9.59%	10.51%
Morningstar Utilities Category Average[3]		16.62%	9.85%	10.05%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The MSCI USA IMI Utilities 25/50 Index (Gross), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a modified market capitalization-weighted index of stocks designed to measure the performance of utilities companies in the MSCI U.S. Investable Market 2500 Index.

3.
The Morningstar Utilities Category Average is representative of funds that seek capital appreciation by investing primarily in equity securities of U.S. or non-U.S. public utilities including electric, gas, and telephone-service providers. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 848,193,854
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 5,645,703
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$848,193,854%
Total number of portfolio holdings	35%
Total advisory fees paid	$5,645,703%
Portfolio turnover rate	99%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NextEra Energy, Inc.	13.2%
Constellation Energy Corp.	9.8%
Duke Energy Corp.	7.0%
Sempra	7.0%
Vistra Corp.	5.2%
NRG Energy, Inc.	5.0%
Entergy Corp.	4.9%
Exelon Corp.	4.8%
Xcel Energy, Inc.	4.3%
Ameren Corp.	3.8%
* Excluding short-term investments
Top Industries
Electric Utilities	66.0%
Multi–Utilities	17.3%
Independent Power and Renewable Electricity Producers	7.3%
Electrical Equipment	3.2%
Construction & Engineering	2.5%
Semiconductors & Semiconductor Equipment	1.5%
Gas Utilities	1.0%
Machinery	0.5%
Oil, Gas & Consumable Fuels	0.4%
Short–Term Investment	0.2%
Other Assets, Less Liabilities	0.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NextEra Energy, Inc.	13.2%
Constellation Energy Corp.	9.8%
Duke Energy Corp.	7.0%
Sempra	7.0%
Vistra Corp.	5.2%
NRG Energy, Inc.	5.0%
Entergy Corp.	4.9%
Exelon Corp.	4.8%
Xcel Energy, Inc.	4.3%
Ameren Corp.	3.8%
* Excluding short-term investments

C000104630 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Fidelity Institutional AM® Utilities Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Fidelity Institutional AM® Utilities Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$72	0.68%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 72	[68]
Expense Ratio, Percent	0.68%	[68]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the MSCI USA IMI Utilities 25/50 Index (Gross) was determined by industry allocation and security selection. Leading contributors to relative performance included positions in heavy electrical equipment, consumable fuels and multi-utilities. Significant detractors included overweight exposure to California utilities and overweight positions in individual securities.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Heavy electrical equipment	An out-of-Index position in GE Vernova, Inc., a gas turbine manufacturer helping to meet increased power demand for the utilities sector	Contributed
Consumable fuels	An out-of-Index position in the nuclear energy industry	Contributed
Multi-utilities	Underweight exposure to a lagging industry	Contributed
California utilities	Overweight exposure early in 2025 as the group sold off due to concerns about California wildfires	Detracted
AES Corp.	Overweight exposure	Detracted
NRG Energy, Inc.	Overweight exposure	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	13.79%	12.34%	10.97%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
MSCI USA IMI Utilities 25/50 Index (Gross)[2]		16.48%	9.59%	10.51%
Morningstar Utilities Category Average[3]		16.62%	9.85%	10.05%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The MSCI USA IMI Utilities 25/50 Index (Gross), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a modified market capitalization-weighted index of stocks designed to measure the performance of utilities companies in the MSCI U.S. Investable Market 2500 Index.

3.
The Morningstar Utilities Category Average is representative of funds that seek capital appreciation by investing primarily in equity securities of U.S. or non-U.S. public utilities including electric, gas, and telephone-service providers. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 848,193,854
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 5,645,703
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$848,193,854%
Total number of portfolio holdings	35%
Total advisory fees paid	$5,645,703%
Portfolio turnover rate	99%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NextEra Energy, Inc.	13.2%
Constellation Energy Corp.	9.8%
Duke Energy Corp.	7.0%
Sempra	7.0%
Vistra Corp.	5.2%
NRG Energy, Inc.	5.0%
Entergy Corp.	4.9%
Exelon Corp.	4.8%
Xcel Energy, Inc.	4.3%
Ameren Corp.	3.8%
* Excluding short-term investments
Top Industries
Electric Utilities	66.0%
Multi–Utilities	17.3%
Independent Power and Renewable Electricity Producers	7.3%
Electrical Equipment	3.2%
Construction & Engineering	2.5%
Semiconductors & Semiconductor Equipment	1.5%
Gas Utilities	1.0%
Machinery	0.5%
Oil, Gas & Consumable Fuels	0.4%
Short–Term Investment	0.2%
Other Assets, Less Liabilities	0.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NextEra Energy, Inc.	13.2%
Constellation Energy Corp.	9.8%
Duke Energy Corp.	7.0%
Sempra	7.0%
Vistra Corp.	5.2%
NRG Energy, Inc.	5.0%
Entergy Corp.	4.9%
Exelon Corp.	4.8%
Xcel Energy, Inc.	4.3%
Ameren Corp.	3.8%
* Excluding short-term investments

C000104631 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP American Century Sustainable Equity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP American Century Sustainable Equity Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$72	0.68%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 72	[69]
Expense Ratio, Percent	0.68%	[69]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the S&P 500® Index was determined primarily by security selection. The strongest contributors to relative performance came from the communications services sector. The most significant detractors came from information technology, where lack of exposure to several Artificial Intelligence ("AI")-related names that helped drive the market’s gains weighed on returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Communications services	Benefited from overweight exposure to Google’s parent, Alphabet Inc., which posted strong earnings as revenue accelerated across most business segments, while experiencing margin expansion, despite massive, ongoing AI-related investments	Contributed
Johnson Controls International plc	Benefited from better-than-expected revenue and earnings, and guided above expectations as investors remain bullish on the ability of the new CEO to accelerate growth and margin improvement	Contributed
Information technology	Lack of exposure to some key benchmark contributors in the semiconductor and semiconductor equipment industries that rose on optimism regarding AI spending	Detracted
Specialty retail	Overweight sector exposure, particularly overweight exposure to retailers pressured by consumers delaying or downsizing major purchases amid inflationary challenges	Detracted
Semiconductors	Lack of exposure to Micron Technology, Inc. and other key industry names that rallied on strong results amid surging AI-related demand	Detracted
UnitedHealth Group Inc.	Detracted on earnings misses, rising costs and expenses, management turnover, poor execution and a U.S. Department of Justice investigation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective May 1, 2022, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	11.34%	13.96%	11.86%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
S&P 500®Index[2]		17.88%	14.42%	14.82%
Morningstar Large Blend Category Average[3]		14.97%	11.66%	10.74%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 383,624,781
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 2,546,848
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$383,624,781%
Total number of portfolio holdings	104%
Total advisory fees paid	$2,546,848%
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	8.4%
Microsoft Corp.	7.6%
Alphabet, Inc., Class A	6.0%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.7%
Broadcom, Inc.	3.3%
Meta Platforms, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.8%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.6%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	14.5%
Software	11.6%
Interactive Media & Services	8.3%
Technology Hardware, Storage & Peripherals	5.0%
Capital Markets	4.8%
Banks	4.3%
Broadline Retail	3.7%
Specialty Retail	3.5%
Pharmaceuticals	2.9%
Machinery	2.8%
Other	38.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	8.4%
Microsoft Corp.	7.6%
Alphabet, Inc., Class A	6.0%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.7%
Broadcom, Inc.	3.3%
Meta Platforms, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.8%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.6%
* Excluding short-term investments

C000104632 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP American Century Sustainable Equity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP American Century Sustainable Equity Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$98	0.93%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 98	[70]
Expense Ratio, Percent	0.93%	[70]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the S&P 500® Index was determined primarily by security selection. The strongest contributors to relative performance came from the communications services sector. The most significant detractors came from information technology, where lack of exposure to several Artificial Intelligence ("AI")-related names that helped drive the market’s gains weighed on returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Communications services	Benefited from overweight exposure to Google’s parent, Alphabet Inc., which posted strong earnings as revenue accelerated across most business segments, while experiencing margin expansion, despite massive, ongoing AI-related investments	Contributed
Johnson Controls International plc	Benefited from better-than-expected revenue and earnings, and guided above expectations as investors remain bullish on the ability of the new CEO to accelerate growth and margin improvement	Contributed
Information technology	Lack of exposure to some key benchmark contributors in the semiconductor and semiconductor equipment industries that rose on optimism regarding AI spending	Detracted
Specialty retail	Overweight sector exposure, particularly overweight exposure to retailers pressured by consumers delaying or downsizing major purchases amid inflationary challenges	Detracted
Semiconductors	Lack of exposure to Micron Technology, Inc. and other key industry names that rallied on strong results amid surging AI-related demand	Detracted
UnitedHealth Group Inc.	Detracted on earnings misses, rising costs and expenses, management turnover, poor execution and a U.S. Department of Justice investigation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective May 1, 2022, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	11.06%	13.68%	11.58%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
S&P 500®Index[2]		17.88%	14.42%	14.82%
Morningstar Large Blend Category Average[3]		14.97%	11.66%	10.74%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 383,624,781
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 2,546,848
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$383,624,781%
Total number of portfolio holdings	104%
Total advisory fees paid	$2,546,848%
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	8.4%
Microsoft Corp.	7.6%
Alphabet, Inc., Class A	6.0%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.7%
Broadcom, Inc.	3.3%
Meta Platforms, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.8%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.6%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	14.5%
Software	11.6%
Interactive Media & Services	8.3%
Technology Hardware, Storage & Peripherals	5.0%
Capital Markets	4.8%
Banks	4.3%
Broadline Retail	3.7%
Specialty Retail	3.5%
Pharmaceuticals	2.9%
Machinery	2.8%
Other	38.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	8.4%
Microsoft Corp.	7.6%
Alphabet, Inc., Class A	6.0%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.7%
Broadcom, Inc.	3.3%
Meta Platforms, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.8%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.6%
* Excluding short-term investments

C000104634 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP PIMCO Real Return Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP PIMCO Real Return Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$140	1.34%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 140	[71]
Expense Ratio, Percent	1.34%	[71],[72]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Bloomberg U.S. TIPS Index was determined by a variety of allocations and duration positions. Positive contributions came from U.S. and Europe duration positioning, spread strategies and exposure to emerging-markets currencies. Detractors included breakeven inflation strategies and currency exposure in other regions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Interest rate strategies in the United States and Europe	Contributed
Spread	Exposure to agency and non-agency mortgage-backed securities and other securitized assets	Contributed
Emerging-markets currency	Exposure to currencies such as the Brazilian real and Mexican peso	Contributed
Breakevens	Breakeven inflation strategies in the United States	Detracted
Developed-markets currency	Exposure to currencies such as the Australian dollar	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	7.89%	1.11%	3.03%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
Bloomberg U.S. TIPS Index[2]		7.01%	1.12%	3.08%
Morningstar Inflation-Protected Bond Category Average[3]		6.86%	0.43%	2.71%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Bloomberg U.S. TIPS Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity and are rated investment grade.

3.
The Morningstar Inflation-Protected Bond Category Average is representative of funds that invest primarily in debt securities that adjust their principal values in line with the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer for these types of securities. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 405,421,605
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 1,728,225
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$405,421,605%
Total number of portfolio holdings	442%
Total advisory fees paid	$1,728,225%
Portfolio turnover rate	139%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Inflation Linked Notes, 0.125%-2.375%, due 7/15/26-7/15/35	75.3%
U.S. Treasury Inflation Linked Bonds, 0.125%-3.375%, due 1/15/27-2/15/55	21.6%
UMBS, Single Family, 30 Year, 4.50%-6.00%, due 1/25/56-2/25/56	9.9%
GNMA, 4.698%-5.592%, due 9/20/55-10/20/75	3.4%
GNMA II, Single Family, 30 Year, 3.50%, due 3/20/52-1/15/56	3.0%
Japan Government CPI Linked Bond, 0.005%-0.10%, due 3/10/28-3/10/35	2.4%
France Government Bond, 0.10%, due 3/1/26-7/25/31	1.3%
FNMA, 4.805%-6.242%, due 11/1/34-6/25/55	0.9%
FHLMC, 4.498%-4.814%, due 7/15/44-8/15/57	0.8%
Italy Buoni Poliennali del Tesoro, 0.40%-1.80%, due 5/15/30-5/15/36	0.6%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	110.4%
Asset-Backed Securities	6.9%
Mortgage-Backed Securities	5.7%
Foreign Government Bonds	4.7%
Short-Term Investments	2.1%
Corporate Bonds	0.8%
Other Assets, Less Liabilities	(30.6)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Inflation Linked Notes, 0.125%-2.375%, due 7/15/26-7/15/35	75.3%
U.S. Treasury Inflation Linked Bonds, 0.125%-3.375%, due 1/15/27-2/15/55	21.6%
UMBS, Single Family, 30 Year, 4.50%-6.00%, due 1/25/56-2/25/56	9.9%
GNMA, 4.698%-5.592%, due 9/20/55-10/20/75	3.4%
GNMA II, Single Family, 30 Year, 3.50%, due 3/20/52-1/15/56	3.0%
Japan Government CPI Linked Bond, 0.005%-0.10%, due 3/10/28-3/10/35	2.4%
France Government Bond, 0.10%, due 3/1/26-7/25/31	1.3%
FNMA, 4.805%-6.242%, due 11/1/34-6/25/55	0.9%
FHLMC, 4.498%-4.814%, due 7/15/44-8/15/57	0.8%
Italy Buoni Poliennali del Tesoro, 0.40%-1.80%, due 5/15/30-5/15/36	0.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
The Portfolio’s total annual operating expenses increased during the period due to an increase in interest expense on sale buyback transactions.
As of June 4, 2025, Mike Cudzil, Stephen A. Rodosky and Daniel He are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.

Material Fund Change Expenses [Text Block]	The Portfolio’s total annual operating expenses increased during the period due to an increase in interest expense on sale buyback transactions.
Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000104633 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP PIMCO Real Return Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP PIMCO Real Return Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$114	1.09%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 114	[73]
Expense Ratio, Percent	1.09%	[73],[74]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Bloomberg U.S. TIPS Index was determined by a variety of allocations and duration positions. Positive contributions came from U.S. and Europe duration positioning, spread strategies and exposure to emerging-markets currencies. Detractors included breakeven inflation strategies and currency exposure in other regions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Interest rate strategies in the United States and Europe	Contributed
Spread	Exposure to agency and non-agency mortgage-backed securities and other securitized assets	Contributed
Emerging-markets currency	Exposure to currencies such as the Brazilian real and Mexican peso	Contributed
Breakevens	Breakeven inflation strategies in the United States	Detracted
Developed-markets currency	Exposure to currencies such as the Australian dollar	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	8.16%	1.36%	3.29%
Bloomberg U.S. Aggregate Bond Index[1]		7.30%	(0.36)%	2.01%
Bloomberg U.S. TIPS Index[2]		7.01%	1.12%	3.08%
Morningstar Inflation-Protected Bond Category Average[3]		6.86%	0.43%	2.71%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Bloomberg U.S. TIPS Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity and are rated investment grade.

3.
The Morningstar Inflation-Protected Bond Category Average is representative of funds that invest primarily in debt securities that adjust their principal values in line with the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer for these types of securities. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 405,421,605
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 1,728,225
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$405,421,605%
Total number of portfolio holdings	442%
Total advisory fees paid	$1,728,225%
Portfolio turnover rate	139%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Inflation Linked Notes, 0.125%-2.375%, due 7/15/26-7/15/35	75.3%
U.S. Treasury Inflation Linked Bonds, 0.125%-3.375%, due 1/15/27-2/15/55	21.6%
UMBS, Single Family, 30 Year, 4.50%-6.00%, due 1/25/56-2/25/56	9.9%
GNMA, 4.698%-5.592%, due 9/20/55-10/20/75	3.4%
GNMA II, Single Family, 30 Year, 3.50%, due 3/20/52-1/15/56	3.0%
Japan Government CPI Linked Bond, 0.005%-0.10%, due 3/10/28-3/10/35	2.4%
France Government Bond, 0.10%, due 3/1/26-7/25/31	1.3%
FNMA, 4.805%-6.242%, due 11/1/34-6/25/55	0.9%
FHLMC, 4.498%-4.814%, due 7/15/44-8/15/57	0.8%
Italy Buoni Poliennali del Tesoro, 0.40%-1.80%, due 5/15/30-5/15/36	0.6%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	110.4%
Asset-Backed Securities	6.9%
Mortgage-Backed Securities	5.7%
Foreign Government Bonds	4.7%
Short-Term Investments	2.1%
Corporate Bonds	0.8%
Other Assets, Less Liabilities	(30.6)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Inflation Linked Notes, 0.125%-2.375%, due 7/15/26-7/15/35	75.3%
U.S. Treasury Inflation Linked Bonds, 0.125%-3.375%, due 1/15/27-2/15/55	21.6%
UMBS, Single Family, 30 Year, 4.50%-6.00%, due 1/25/56-2/25/56	9.9%
GNMA, 4.698%-5.592%, due 9/20/55-10/20/75	3.4%
GNMA II, Single Family, 30 Year, 3.50%, due 3/20/52-1/15/56	3.0%
Japan Government CPI Linked Bond, 0.005%-0.10%, due 3/10/28-3/10/35	2.4%
France Government Bond, 0.10%, due 3/1/26-7/25/31	1.3%
FNMA, 4.805%-6.242%, due 11/1/34-6/25/55	0.9%
FHLMC, 4.498%-4.814%, due 7/15/44-8/15/57	0.8%
Italy Buoni Poliennali del Tesoro, 0.40%-1.80%, due 5/15/30-5/15/36	0.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
The Portfolio’s total annual operating expenses increased during the period due to an increase in interest expense on sale buyback transactions.
As of June 4, 2025, Mike Cudzil, Stephen A. Rodosky and Daniel He are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.

Material Fund Change Expenses [Text Block]	The Portfolio’s total annual operating expenses increased during the period due to an increase in interest expense on sale buyback transactions.
Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000154685 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP CBRE Global Infrastructure Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP CBRE Global Infrastructure Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$102	0.95%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 102	[75]
Expense Ratio, Percent	0.95%	[75],[76]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the FTSE Global Core Infrastructure 50/50 Index (Net) was determined primarily by security selection. Sector allocation also affected relative returns, albeit to a lesser extent.
 The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
North American utilities	The strongest driver of relative performance, led by exposure to nuclear power owner Constellation Energy Corp.	Contributed
European transportation	Holdings benefited from a mix of European equity market strength, exposure to toll roads and U.S. dollar weakness	Contributed
European utilities	Overweight positioning, with an emphasis on German exposure relative to Spanish utilities	Contributed
Asian infrastructure	Security selection in Japanese rails and Australian toll roads, and underweight exposure to outperforming utilities, particularly in Japan	Detracted
North American midstream	Emphasis on U.S. versus Canada, and holdings in liquified natural gas exporters	Detracted
Global communications	The weakest infrastructure returns, exacerbated by exposure to towers and data centers	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective February 28, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/1/2015	15.60%	7.06%	2.64%
MSCI World Index (Net)[1]		21.09%	12.15%	12.17%
FTSE Global Core Infrastructure 50/50 Index (Net)[2]		14.36%	6.95%	7.79%
Morningstar Infrastructure Category Average[3]		20.45%	8.49%	8.52%
1.
The Portfolio has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

3.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 40,118,206
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 254,099
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$40,118,206%
Total number of portfolio holdings	51%
Total advisory fees paid	$254,099%
Portfolio turnover rate	73%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Union Pacific Corp.	4.9%
Entergy Corp.	4.5%
Vinci SA	4.5%
Xcel Energy, Inc.	4.2%
WEC Energy Group, Inc.	4.0%
Public Service Enterprise Group, Inc.	4.0%
Cheniere Energy, Inc.	3.9%
Ferrovial SE	3.9%
PPL Corp.	3.3%
Aena SME SA	3.1%
* Excluding short-term investments
Top Countries
United States	59.1%
Canada	5.7%
United Kingdom	4.9%
Japan	4.7%
Spain	4.6%
Mexico	4.5%
France	4.5%
Netherlands	3.8%
Germany	2.9%
Switzerland	1.9%
Other	3.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Union Pacific Corp.	4.9%
Entergy Corp.	4.5%
Vinci SA	4.5%
Xcel Energy, Inc.	4.2%
WEC Energy Group, Inc.	4.0%
Public Service Enterprise Group, Inc.	4.0%
Cheniere Energy, Inc.	3.9%
Ferrovial SE	3.9%
PPL Corp.	3.3%
Aena SME SA	3.1%
* Excluding short-term investments

C000154686 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP CBRE Global Infrastructure Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP CBRE Global Infrastructure Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$129	1.20%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 129	[77]
Expense Ratio, Percent	1.20%	[77],[78]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the FTSE Global Core Infrastructure 50/50 Index (Net) was determined primarily by security selection. Sector allocation also affected relative returns, albeit to a lesser extent.
 The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
North American utilities	The strongest driver of relative performance, led by exposure to nuclear power owner Constellation Energy Corp.	Contributed
European transportation	Holdings benefited from a mix of European equity market strength, exposure to toll roads and U.S. dollar weakness	Contributed
European utilities	Overweight positioning, with an emphasis on German exposure relative to Spanish utilities	Contributed
Asian infrastructure	Security selection in Japanese rails and Australian toll roads, and underweight exposure to outperforming utilities, particularly in Japan	Detracted
North American midstream	Emphasis on U.S. versus Canada, and holdings in liquified natural gas exporters	Detracted
Global communications	The weakest infrastructure returns, exacerbated by exposure to towers and data centers	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. Effective February 28, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	5/1/2015	15.31%	6.79%	2.39%
MSCI World Index (Net)[1]		21.09%	12.15%	12.17%
FTSE Global Core Infrastructure 50/50 Index (Net)[2]		14.36%	6.95%	7.79%
Morningstar Infrastructure Category Average[3]		20.45%	8.49%	8.52%
1.
The Portfolio has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

3.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 40,118,206
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 254,099
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$40,118,206%
Total number of portfolio holdings	51%
Total advisory fees paid	$254,099%
Portfolio turnover rate	73%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Union Pacific Corp.	4.9%
Entergy Corp.	4.5%
Vinci SA	4.5%
Xcel Energy, Inc.	4.2%
WEC Energy Group, Inc.	4.0%
Public Service Enterprise Group, Inc.	4.0%
Cheniere Energy, Inc.	3.9%
Ferrovial SE	3.9%
PPL Corp.	3.3%
Aena SME SA	3.1%
* Excluding short-term investments
Top Countries
United States	59.1%
Canada	5.7%
United Kingdom	4.9%
Japan	4.7%
Spain	4.6%
Mexico	4.5%
France	4.5%
Netherlands	3.8%
Germany	2.9%
Switzerland	1.9%
Other	3.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Union Pacific Corp.	4.9%
Entergy Corp.	4.5%
Vinci SA	4.5%
Xcel Energy, Inc.	4.2%
WEC Energy Group, Inc.	4.0%
Public Service Enterprise Group, Inc.	4.0%
Cheniere Energy, Inc.	3.9%
Ferrovial SE	3.9%
PPL Corp.	3.3%
Aena SME SA	3.1%
* Excluding short-term investments

C000166827 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Wellington Small Cap Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Wellington Small Cap Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$104	0.99%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 104	[79]
Expense Ratio, Percent	0.99%	[79],[80]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Russell 2000® Index was primarily determined by security selection. Sector allocation, a result of our bottom-up stock selection process, also affected relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Security selection	Contributed
Hims & Hers Health, Inc.	Overweight position as the stock rose, before reducing exposure to an underweight position	Contributed
Tower Semiconductor Ltd.	Out-of-Index position	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Financials	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor, MacKay Shields LLC, and modified its principal investment strategies. The past performance in the graph and table prior to those dates reflect the Portfolio's subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Since Inception
Service Class Shares	5/2/2016	9.26%	5.66%	7.15%
Russell 3000®Index[1]		17.15%	13.15%	14.54%
Russell 2000®Index[2]		12.81%	6.09%	9.87%
Morningstar Small Blend Category Average[3]		7.89%	7.63%	8.77%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

3.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 02, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 367,570,998
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 2,513,469
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$367,570,998%
Total number of portfolio holdings	264%
Total advisory fees paid	$2,513,469%
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Kaiser Aluminum Corp.	1.6%
Tower Semiconductor Ltd.	1.3%
Xometry, Inc., Class A	1.3%
Ameresco, Inc., Class A	1.3%
Champion Homes, Inc.	1.3%
Cadence Bank	1.3%
Artivion, Inc.	1.1%
Verra Mobility Corp.	1.1%
iShares Russell 2000 Value ETF	1.1%
Lundin Mining Corp.	1.1%
* Excluding short-term investments
Top Industries
Banks	10.2%
Biotechnology	8.3%
Software	5.8%
Semiconductors & Semiconductor Equipment	4.8%
Health Care Equipment & Supplies	4.3%
Trading Companies & Distributors	4.1%
Professional Services	3.3%
Financial Services	3.2%
Consumer Finance	3.0%
Metals & Mining	2.7%
Other	50.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Kaiser Aluminum Corp.	1.6%
Tower Semiconductor Ltd.	1.3%
Xometry, Inc., Class A	1.3%
Ameresco, Inc., Class A	1.3%
Champion Homes, Inc.	1.3%
Cadence Bank	1.3%
Artivion, Inc.	1.1%
Verra Mobility Corp.	1.1%
iShares Russell 2000 Value ETF	1.1%
Lundin Mining Corp.	1.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
As of May 1, 2025, Roberto J. Isch and Veenu Ramchandami are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000166826 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Wellington Small Cap Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Wellington Small Cap Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$78	0.74%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 78	[81]
Expense Ratio, Percent	0.74%	[81],[82]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the Russell 2000® Index was primarily determined by security selection. Sector allocation, a result of our bottom-up stock selection process, also affected relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Security selection	Contributed
Hims & Hers Health, Inc.	Overweight position as the stock rose, before reducing exposure to an underweight position	Contributed
Tower Semiconductor Ltd.	Out-of-Index position	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Financials	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor, MacKay Shields LLC, and modified its principal investment strategies. The past performance in the graph and table prior to those dates reflect the Portfolio's subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Since Inception
Initial Class Shares	5/2/2016	9.53%	5.93%	7.41%
Russell 3000®Index[1]		17.15%	13.15%	14.54%
Russell 2000®Index[2]		12.81%	6.09%	9.87%
Morningstar Small Blend Category Average[3]		7.89%	7.63%	8.77%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

3.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 02, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 367,570,998
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 2,513,469
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$367,570,998%
Total number of portfolio holdings	264%
Total advisory fees paid	$2,513,469%
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Kaiser Aluminum Corp.	1.6%
Tower Semiconductor Ltd.	1.3%
Xometry, Inc., Class A	1.3%
Ameresco, Inc., Class A	1.3%
Champion Homes, Inc.	1.3%
Cadence Bank	1.3%
Artivion, Inc.	1.1%
Verra Mobility Corp.	1.1%
iShares Russell 2000 Value ETF	1.1%
Lundin Mining Corp.	1.1%
* Excluding short-term investments
Top Industries
Banks	10.2%
Biotechnology	8.3%
Software	5.8%
Semiconductors & Semiconductor Equipment	4.8%
Health Care Equipment & Supplies	4.3%
Trading Companies & Distributors	4.1%
Professional Services	3.3%
Financial Services	3.2%
Consumer Finance	3.0%
Metals & Mining	2.7%
Other	50.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Kaiser Aluminum Corp.	1.6%
Tower Semiconductor Ltd.	1.3%
Xometry, Inc., Class A	1.3%
Ameresco, Inc., Class A	1.3%
Champion Homes, Inc.	1.3%
Cadence Bank	1.3%
Artivion, Inc.	1.1%
Verra Mobility Corp.	1.1%
iShares Russell 2000 Value ETF	1.1%
Lundin Mining Corp.	1.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2025:
As of May 1, 2025, Roberto J. Isch and Veenu Ramchandami are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000204554 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Hedge Multi-Strategy Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Hedge Multi-Strategy Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$73	0.70%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 73	[83]
Expense Ratio, Percent	0.70%	[83],[84]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the S&P Balanced Equity and Bond - Conservative Index was led by equity exposures, with particularly strong contributions from international and emerging-markets equities, as improving global growth expectations, easing financial conditions and select regional policy support drove risk asset appreciation. Fixed income strategies also contributed meaningfully, supported by attractive carry and spread compression in floating-rate credit, convertibles and shorter duration exposures amid a gradual normalization of inflation and interest rates. These gains were partially offset by currency positioning, where U.S. dollar weakness and volatility across major developed currencies detracted from returns, while alternative and commodity strategies provided modest diversification benefits.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
International core equity	Bolstered by improving global growth expectations, easing financial conditions, local currency strengthening and supportive policy developments across developed international markets	Contributed
Convertible securities	Benefited from robust equity markets that enhanced conversion value, alongside spread compression and stable credit fundamentals that supported the bond component of returns	Contributed
Emerging-markets broad equity	Positive sentiment fueled by a weaker U.S. dollar for much of the period, improving growth prospects and selective policy support	Contributed
International Treasury	Short allocation as global sovereign yields declined amid slowing inflation and expectations for monetary easing, driving bond price appreciation	Detracted
Euro currency	Short euro position as the currency strengthened on narrowing rate differentials and improved regional growth sentiment	Detracted
U.S. health care	Short allocation amid a strong second-half rebound prompted by softening regulatory uncertainty, increased defensive demand, stable earnings and renewed investor interest in health care	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio commenced operations on September 10, 2018. Effective November 30, 2018, the Portfolio entered into a reorganization with MainStay VP Absolute Return Multi-Strategy Portfolio (the "Reorganization"). As part of the Reorganization, the Portfolio assumed the performance history of MainStay VP Absolute Return Multi-Strategy Portfolio. Therefore, performance information for periods prior to November 30, 2018, reflects the performance of MainStay VP Absolute Return Multi-Strategy Portfolio.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/1/2013	8.05%	2.92%	2.07%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
S&P Balanced Equity and Bond - Conservative Index[2]		10.66%	2.26%	4.75%
Barclay Hedge Fund Index[3]		12.16%	6.34%	6.38%
NYLI Hedge Multi-Strategy Index[4]		9.36%	3.74%	4.00%
Morningstar Multistrategy Category Average[5]		6.66%	5.24%	3.25%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P Balanced Equity and Bond - Conservative Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of a position in S&P 500 Total Return Index (25%) and a position in the S&P U.S. Treasury Bond 7-10 Year Index (75%).

3.
The Barclay Hedge Fund Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all hedge funds (excepting Funds of Funds) in the Barclay database. The index is simply the arithmetic average of the net returns of all the funds that have reported that month.

4.
The NYLI Hedge Multi-Strategy Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets.

5.
The Morningstar Multistrategy Category Average is representative of funds that have a majority of their assets exposed to alternative strategies. Funds in this category include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 203,136,498
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 1,348,211
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$203,136,498%
Total number of portfolio holdings	113%
Total advisory fees paid	$1,348,211%
Portfolio turnover rate	75%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Vanguard Short-Term Treasury ETF	16.3%
iShares Floating Rate Bond ETF	15.7%
Vanguard FTSE Developed Markets ETF	7.6%
Franklin Senior Loan ETF	6.2%
SPDR Bloomberg Investment Grade Floating Rate ETF	4.8%
iShares Core S&P Small-Cap ETF	4.7%
iShares MSCI Emerging Markets ex China ETF	4.2%
SPDR Bloomberg Convertible Securities ETF	4.2%
JPMorgan Equity Premium Income ETF	4.2%
iShares MSCI USA Momentum Factor ETF	4.2%
* Excluding short-term investments
Portfolio Composition
Floating Rate—Investment Grade Funds	20.5%
Short Duration Fund	16.3%
International Equity Core Fund	7.6%
Convertible Bond Funds	6.9%
Bank Loan Fund	6.2%
Emerging Equity Funds	5.4%
U.S. Small Cap Core Funds	4.7%
Municipal Bond Funds	4.7%
Derivative Income Fund	4.2%
U.S. Momentum Fund	4.2%
Other	19.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Vanguard Short-Term Treasury ETF	16.3%
iShares Floating Rate Bond ETF	15.7%
Vanguard FTSE Developed Markets ETF	7.6%
Franklin Senior Loan ETF	6.2%
SPDR Bloomberg Investment Grade Floating Rate ETF	4.8%
iShares Core S&P Small-Cap ETF	4.7%
iShares MSCI Emerging Markets ex China ETF	4.2%
SPDR Bloomberg Convertible Securities ETF	4.2%
JPMorgan Equity Premium Income ETF	4.2%
iShares MSCI USA Momentum Factor ETF	4.2%
* Excluding short-term investments

C000204555 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Hedge Multi-Strategy Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Hedge Multi-Strategy Portfolio (the "Portfolio") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$99	0.95%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 99	[85]
Expense Ratio, Percent	0.95%	[85],[86]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2025, the Portfolio’s performance relative to the S&P Balanced Equity and Bond - Conservative Index was led by equity exposures, with particularly strong contributions from international and emerging-markets equities, as improving global growth expectations, easing financial conditions and select regional policy support drove risk asset appreciation. Fixed income strategies also contributed meaningfully, supported by attractive carry and spread compression in floating-rate credit, convertibles and shorter duration exposures amid a gradual normalization of inflation and interest rates. These gains were partially offset by currency positioning, where U.S. dollar weakness and volatility across major developed currencies detracted from returns, while alternative and commodity strategies provided modest diversification benefits.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
International core equity	Bolstered by improving global growth expectations, easing financial conditions, local currency strengthening and supportive policy developments across developed international markets	Contributed
Convertible securities	Benefited from robust equity markets that enhanced conversion value, alongside spread compression and stable credit fundamentals that supported the bond component of returns	Contributed
Emerging-markets broad equity	Positive sentiment fueled by a weaker U.S. dollar for much of the period, improving growth prospects and selective policy support	Contributed
International Treasury	Short allocation as global sovereign yields declined amid slowing inflation and expectations for monetary easing, driving bond price appreciation	Detracted
Euro currency	Short euro position as the currency strengthened on narrowing rate differentials and improved regional growth sentiment	Detracted
U.S. health care	Short allocation amid a strong second-half rebound prompted by softening regulatory uncertainty, increased defensive demand, stable earnings and renewed investor interest in health care	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period. The Portfolio commenced operations on September 10, 2018. Effective November 30, 2018, the Portfolio entered into a reorganization with MainStay VP Absolute Return Multi-Strategy Portfolio (the "Reorganization"). As part of the Reorganization, the Portfolio assumed the performance history of MainStay VP Absolute Return Multi-Strategy Portfolio. Therefore, performance information for periods prior to November 30, 2018, reflects the performance of MainStay VP Absolute Return Multi-Strategy Portfolio.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended December 31, 2025	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	5/1/2013	7.78%	2.67%	1.81%
Russell 3000®Index[1]		17.15%	13.15%	14.29%
S&P Balanced Equity and Bond - Conservative Index[2]		10.66%	2.26%	4.75%
Barclay Hedge Fund Index[3]		12.16%	6.34%	6.38%
NYLI Hedge Multi-Strategy Index[4]		9.36%	3.74%	4.00%
Morningstar Multistrategy Category Average[5]		6.66%	5.24%	3.25%
1.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P Balanced Equity and Bond - Conservative Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of a position in S&P 500 Total Return Index (25%) and a position in the S&P U.S. Treasury Bond 7-10 Year Index (75%).

3.
The Barclay Hedge Fund Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all hedge funds (excepting Funds of Funds) in the Barclay database. The index is simply the arithmetic average of the net returns of all the funds that have reported that month.

4.
The NYLI Hedge Multi-Strategy Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets.

5.
The Morningstar Multistrategy Category Average is representative of funds that have a majority of their assets exposed to alternative strategies. Funds in this category include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 203,136,498
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 1,348,211
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$203,136,498%
Total number of portfolio holdings	113%
Total advisory fees paid	$1,348,211%
Portfolio turnover rate	75%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Vanguard Short-Term Treasury ETF	16.3%
iShares Floating Rate Bond ETF	15.7%
Vanguard FTSE Developed Markets ETF	7.6%
Franklin Senior Loan ETF	6.2%
SPDR Bloomberg Investment Grade Floating Rate ETF	4.8%
iShares Core S&P Small-Cap ETF	4.7%
iShares MSCI Emerging Markets ex China ETF	4.2%
SPDR Bloomberg Convertible Securities ETF	4.2%
JPMorgan Equity Premium Income ETF	4.2%
iShares MSCI USA Momentum Factor ETF	4.2%
* Excluding short-term investments
Portfolio Composition
Floating Rate—Investment Grade Funds	20.5%
Short Duration Fund	16.3%
International Equity Core Fund	7.6%
Convertible Bond Funds	6.9%
Bank Loan Fund	6.2%
Emerging Equity Funds	5.4%
U.S. Small Cap Core Funds	4.7%
Municipal Bond Funds	4.7%
Derivative Income Fund	4.2%
U.S. Momentum Fund	4.2%
Other	19.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Vanguard Short-Term Treasury ETF	16.3%
iShares Floating Rate Bond ETF	15.7%
Vanguard FTSE Developed Markets ETF	7.6%
Franklin Senior Loan ETF	6.2%
SPDR Bloomberg Investment Grade Floating Rate ETF	4.8%
iShares Core S&P Small-Cap ETF	4.7%
iShares MSCI Emerging Markets ex China ETF	4.2%
SPDR Bloomberg Convertible Securities ETF	4.2%
JPMorgan Equity Premium Income ETF	4.2%
iShares MSCI USA Momentum Factor ETF	4.2%
* Excluding short-term investments

C000255923 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MFS® Investors Trust Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP MFS® Investors Trust Portfolio (the "Portfolio") for the period February 10, 2025 (commencement of operations) through December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the period since inception?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$94^	1.00%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
^	Service Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 94	[87],[88]
Expense Ratio, Percent	1.00%	[87],[89]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the reporting period from the Portfolio’s inception on February 10, 2025, through December 31, 2025, the Portfolio’s performance relative to the S&P 500® Index was driven primarily by security selection. The Portfolio’s strongest contributors included positions in consumer discretionary and information technology. Notable detractors included holdings in health care and financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Security selection	Contributed
Information technology	Security selection, mainly overweight exposure to Lam Research Corp. and lack of exposure to Oracle Corp.	Contributed
Individual Holdings	Lack of exposure to Netflix	Contributed
Health care	Security selection, particularly lack of exposure to Eli Lilly and Co.	Detracted
Financials	Security selection, particularly a position in Fiserv, Inc.	Detracted
Individual Holdings	Overweight exposure to Eaton Corp.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended December 31, 2025	Inception Date	Since Inception[1]
Service Class Shares	2/10/2025	10.31%
Russell 3000®Index[2]		13.83%
S&P 500®Index[3]		14.95%
Morningstar Large Blend Category Average[4]		12.08%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 10, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 463,035,345
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 2,709,462
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$463,035,345%
Total number of portfolio holdings	66%
Total advisory fees paid	$2,709,462%
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	7.8%
NVIDIA Corp.	6.9%
Apple, Inc.	6.6%
Alphabet, Inc., Class A	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., Class A	2.0%
Mastercard, Inc., Class A	1.9%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	12.1%
Software	10.6%
Interactive Media & Services	9.1%
Technology Hardware, Storage & Peripherals	7.4%
Broadline Retail	4.8%
Health Care Equipment & Supplies	4.7%
Electrical Equipment	4.3%
Insurance	4.0%
Capital Markets	4.0%
Financial Services	3.9%
Other	35.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	7.8%
NVIDIA Corp.	6.9%
Apple, Inc.	6.6%
Alphabet, Inc., Class A	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., Class A	2.0%
Mastercard, Inc., Class A	1.9%
* Excluding short-term investments

C000255924 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MFS® Investors Trust Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP MFS® Investors Trust Portfolio (the "Portfolio") for the period February 10, 2025 (commencement of operations) through December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the period since inception?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$70^	0.75%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
^	Initial Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 70	[90],[91]
Expense Ratio, Percent	0.75%	[90],[92]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the reporting period from the Portfolio’s inception on February 10, 2025, through December 31, 2025, the Portfolio’s performance relative to the S&P 500® Index was driven primarily by security selection. The Portfolio’s strongest contributors included positions in consumer discretionary and information technology. Notable detractors included holdings in health care and financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Security selection	Contributed
Information technology	Security selection, mainly overweight exposure to Lam Research Corp. and lack of exposure to Oracle Corp.	Contributed
Individual Holdings	Lack of exposure to Netflix	Contributed
Health care	Security selection, particularly lack of exposure to Eli Lilly and Co.	Detracted
Financials	Security selection, particularly a position in Fiserv, Inc.	Detracted
Individual Holdings	Overweight exposure to Eaton Corp.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended December 31, 2025	Inception Date	Since Inception[1]
Initial Class Shares	2/10/2025	10.55%
Russell 3000®Index[2]		13.83%
S&P 500®Index[3]		14.95%
Morningstar Large Blend Category Average[4]		12.08%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 10, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 463,035,345
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 2,709,462
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$463,035,345%
Total number of portfolio holdings	66%
Total advisory fees paid	$2,709,462%
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	7.8%
NVIDIA Corp.	6.9%
Apple, Inc.	6.6%
Alphabet, Inc., Class A	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., Class A	2.0%
Mastercard, Inc., Class A	1.9%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	12.1%
Software	10.6%
Interactive Media & Services	9.1%
Technology Hardware, Storage & Peripherals	7.4%
Broadline Retail	4.8%
Health Care Equipment & Supplies	4.7%
Electrical Equipment	4.3%
Insurance	4.0%
Capital Markets	4.0%
Financial Services	3.9%
Other	35.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	7.8%
NVIDIA Corp.	6.9%
Apple, Inc.	6.6%
Alphabet, Inc., Class A	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., Class A	2.0%
Mastercard, Inc., Class A	1.9%
* Excluding short-term investments

C000255926 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MFS® Research Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP MFS® Research Portfolio (the "Portfolio") for the period February 10, 2025 (commencement of operations) through December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the period since inception?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$71^	0.76%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
^	Initial Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 71	[93],[94]
Expense Ratio, Percent	0.76%	[93],[95]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the reporting period from the Portfolio’s inception on February 10, 2025, through December 31, 2025, the Portfolio’s performance relative to the S&P 500® Index was driven primarily by security selection. The Portfolio’s strongest contributors included positions in financial services. Notable detractors included holdings in information technology and communication services.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Financial services	Security selection, particularly an underweight position in Visa, Inc.	Contributed
Individual holdings	Overweight exposure to Lam Research Corp. and lack of exposure to UnitedHealth Group Inc.	Contributed
Individual holdings	Security selection, particularly out-of-Index exposure to Atlassian Corp. and underweight exposure to NVIDIA Corp.	Detracted
Communication services	Security selection, including underweight exposure to Alphabet, Inc.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended December 31, 2025	Inception Date	Since Inception[1]
Initial Class Shares	2/10/2025	9.41%
Russell 3000®Index[2]		13.83%
S&P 500®Index[3]		14.95%
Morningstar Large Blend Category Average[4]		12.08%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 10, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 341,720,004
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 1,949,719
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$341,720,004%
Total number of portfolio holdings	98%
Total advisory fees paid	$1,949,719%
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	8.3%
Microsoft Corp.	7.3%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	3.2%
Mastercard, Inc., Class A	2.8%
JPMorgan Chase & Co.	2.6%
Johnson & Johnson	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	12.9%
Software	11.3%
Interactive Media & Services	7.7%
Technology Hardware, Storage & Peripherals	6.2%
Broadline Retail	4.8%
Capital Markets	3.9%
Banks	3.6%
Aerospace & Defense	3.3%
Insurance	3.1%
Health Care Equipment & Supplies	2.9%
Other	40.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	8.3%
Microsoft Corp.	7.3%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	3.2%
Mastercard, Inc., Class A	2.8%
JPMorgan Chase & Co.	2.6%
Johnson & Johnson	1.5%
* Excluding short-term investments

C000255925 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MFS® Research Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP MFS® Research Portfolio (the "Portfolio") for the period February 10, 2025 (commencement of operations) through December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the period since inception?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$94^	1.01%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
^	Service Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 94	[96],[97]
Expense Ratio, Percent	1.01%	[96],[98]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the reporting period from the Portfolio’s inception on February 10, 2025, through December 31, 2025, the Portfolio’s performance relative to the S&P 500® Index was driven primarily by security selection. The Portfolio’s strongest contributors included positions in financial services. Notable detractors included holdings in information technology and communication services.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Financial services	Security selection, particularly an underweight position in Visa, Inc.	Contributed
Individual holdings	Overweight exposure to Lam Research Corp. and lack of exposure to UnitedHealth Group Inc.	Contributed
Individual holdings	Security selection, particularly out-of-Index exposure to Atlassian Corp. and underweight exposure to NVIDIA Corp.	Detracted
Communication services	Security selection, including underweight exposure to Alphabet, Inc.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended December 31, 2025	Inception Date	Since Inception[1]
Service Class Shares	2/10/2025	9.17%
Russell 3000®Index[2]		13.83%
S&P 500®Index[3]		14.95%
Morningstar Large Blend Category Average[4]		12.08%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 10, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 341,720,004
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 1,949,719
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$341,720,004%
Total number of portfolio holdings	98%
Total advisory fees paid	$1,949,719%
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	8.3%
Microsoft Corp.	7.3%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	3.2%
Mastercard, Inc., Class A	2.8%
JPMorgan Chase & Co.	2.6%
Johnson & Johnson	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	12.9%
Software	11.3%
Interactive Media & Services	7.7%
Technology Hardware, Storage & Peripherals	6.2%
Broadline Retail	4.8%
Capital Markets	3.9%
Banks	3.6%
Aerospace & Defense	3.3%
Insurance	3.1%
Health Care Equipment & Supplies	2.9%
Other	40.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	8.3%
Microsoft Corp.	7.3%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	3.2%
Mastercard, Inc., Class A	2.8%
JPMorgan Chase & Co.	2.6%
Johnson & Johnson	1.5%
* Excluding short-term investments

C000255927 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Newton Technology Growth Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Newton Technology Growth Portfolio (the "Portfolio") for the period February 10, 2025 (commencement of operations) through December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$101^	1.03%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
^	Service Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 101	[99],[100]
Expense Ratio, Percent	1.03%	[99],[101],[102]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the reporting period from the Portfolio's inception on February 10, 2025, through December 31, 2025, the Portfolio’s performance relative to the NYSE® Technology Index™ was driven by stock selection and sector allocation. Selection in IT services and underweight exposure to hotels, restaurants & leisure contributed positively to relative returns. Detractors included stock selection in software and broadline retail, as well as underweight exposure to broadline retail.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Micron Technology, Inc.	Benefited from the booming Artificial Intelligence ("AI") market, which drove demand for the company’s High-Bandwidth Memory (HBM) and DRAM/NAND chips	Contributed
Taiwan Semiconductor Manufacturing Co., Ltd.	Benefited from surging global demand for the company’s advanced AI chips and its leading-edge manufacturing technology	Contributed
Lam Research Corp.	Benefited from demand for AI chips to power data centers, creating strong demand for advanced chip manufacturing and the company’s wafer fabrication equipment tools	Contributed
HubSpot, Inc.	Declined due to investor concerns over slowing growth, high valuation multiples, disappointing guidance and broader market shifts away from high-growth tech	Detracted
Klaviyo, Inc.	Declined on concerns about insider selling, its concentration in the small-to-mid-sized sector and competitive pressures that caused a reconsideration of its growth premium	Detracted
Atlassian Corp.	Declined due to concerns over rising operating costs, slowing revenue growth relative to high expectations and uncertainty regarding the impact of AI on the company’s software	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended December 31, 2025	Inception Date	Since Inception[1]
Service Class Shares	2/10/2025	20.23%
Russell 3000®Index[2]		13.83%
NYSE® Technology Index[3]		30.00%
Morningstar Technology Category Average[4]		17.71%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.	The NYSE® Technology Index is an equal-dollar weighted Index designed to objectively represent the technology sector by holding 35 of the leading U.S. technology-related companies.
4.
The Morningstar Technology Category Average is representative of funds that buy high-tech businesses in the U.S. or outside of the U.S. Most concentrate on computer, semiconductor, software, networking, and Internet stocks. A few also buy medical-device and biotechnology stocks, and some concentrate on a single technology industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 10, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,351,235,830
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 8,052,914
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,351,235,830%
Total number of portfolio holdings	37%
Total advisory fees paid	$8,052,914%
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	7.6%
NVIDIA Corp.	6.7%
Micron Technology, Inc.	6.5%
Lam Research Corp.	4.7%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.4%
Intel Corp.	4.0%
Meta Platforms, Inc., Class A	3.9%
Alphabet, Inc., Class C	3.9%
Oracle Corp.	3.8%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	37.8%
Software	24.4%
Interactive Media & Services	9.6%
Broadline Retail	8.1%
IT Services	5.8%
Entertainment	3.5%
Technology Hardware, Storage & Peripherals	2.7%
Aerospace & Defense	2.2%
Electronic Equipment, Instruments & Components	1.7%
Financial Services	1.5%
Other	2.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	7.6%
NVIDIA Corp.	6.7%
Micron Technology, Inc.	6.5%
Lam Research Corp.	4.7%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.4%
Intel Corp.	4.0%
Meta Platforms, Inc., Class A	3.9%
Alphabet, Inc., Class C	3.9%
Oracle Corp.	3.8%
* Excluding short-term investments

C000255928 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Newton Technology Growth Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Newton Technology Growth Portfolio (the "Portfolio") for the period February 10, 2025 (commencement of operations) through December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$77^	0.78%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
^	Initial Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 77	[103],[104]
Expense Ratio, Percent	0.78%	[103],[105],[106]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the reporting period from the Portfolio's inception on February 10, 2025, through December 31, 2025, the Portfolio’s performance relative to the NYSE® Technology Index™ was driven by stock selection and sector allocation. Selection in IT services and underweight exposure to hotels, restaurants & leisure contributed positively to relative returns. Detractors included stock selection in software and broadline retail, as well as underweight exposure to broadline retail.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Micron Technology, Inc.	Benefited from the booming Artificial Intelligence ("AI") market, which drove demand for the company’s High-Bandwidth Memory (HBM) and DRAM/NAND chips	Contributed
Taiwan Semiconductor Manufacturing Co., Ltd.	Benefited from surging global demand for the company’s advanced AI chips and its leading-edge manufacturing technology	Contributed
Lam Research Corp.	Benefited from demand for AI chips to power data centers, creating strong demand for advanced chip manufacturing and the company’s wafer fabrication equipment tools	Contributed
HubSpot, Inc.	Declined due to investor concerns over slowing growth, high valuation multiples, disappointing guidance and broader market shifts away from high-growth tech	Detracted
Klaviyo, Inc.	Declined on concerns about insider selling, its concentration in the small-to-mid-sized sector and competitive pressures that caused a reconsideration of its growth premium	Detracted
Atlassian Corp.	Declined due to concerns over rising operating costs, slowing revenue growth relative to high expectations and uncertainty regarding the impact of AI on the company’s software	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended December 31, 2025	Inception Date	Since Inception[1]
Initial Class Shares	2/10/2025	20.50%
Russell 3000®Index[2]		13.83%
NYSE® Technology Index[3]		30.00%
Morningstar Technology Category Average[4]		17.71%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.	The NYSE® Technology Index is an equal-dollar weighted Index designed to objectively represent the technology sector by holding 35 of the leading U.S. technology-related companies.
4.
The Morningstar Technology Category Average is representative of funds that buy high-tech businesses in the U.S. or outside of the U.S. Most concentrate on computer, semiconductor, software, networking, and Internet stocks. A few also buy medical-device and biotechnology stocks, and some concentrate on a single technology industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 10, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,351,235,830
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 8,052,914
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,351,235,830%
Total number of portfolio holdings	37%
Total advisory fees paid	$8,052,914%
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	7.6%
NVIDIA Corp.	6.7%
Micron Technology, Inc.	6.5%
Lam Research Corp.	4.7%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.4%
Intel Corp.	4.0%
Meta Platforms, Inc., Class A	3.9%
Alphabet, Inc., Class C	3.9%
Oracle Corp.	3.8%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	37.8%
Software	24.4%
Interactive Media & Services	9.6%
Broadline Retail	8.1%
IT Services	5.8%
Entertainment	3.5%
Technology Hardware, Storage & Peripherals	2.7%
Aerospace & Defense	2.2%
Electronic Equipment, Instruments & Components	1.7%
Financial Services	1.5%
Other	2.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	7.6%
NVIDIA Corp.	6.7%
Micron Technology, Inc.	6.5%
Lam Research Corp.	4.7%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.4%
Intel Corp.	4.0%
Meta Platforms, Inc., Class A	3.9%
Alphabet, Inc., Class C	3.9%
Oracle Corp.	3.8%
* Excluding short-term investments

[1]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[2]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[3]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[4]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[5]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[6]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[7]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[8]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[9]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[10]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[11]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[12]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[13]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[14]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[15]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[16]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[17]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[18]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[19]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[20]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[21]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[22]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[23]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[24]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[25]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[26]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[27]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[28]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[29]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[30]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[31]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[32]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[33]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[34]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[35]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[36]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[37]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[38]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[39]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[40]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[41]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[42]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[43]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[44]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[45]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[46]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[47]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[48]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[49]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[50]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[51]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[52]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[53]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[54]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[55]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[56]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[57]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[58]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[59]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[60]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[61]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[62]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[63]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[64]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[65]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[66]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[67]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[68]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[69]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[70]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[71]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[72]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[73]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[74]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[75]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[76]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[77]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[78]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[79]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[80]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[81]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[82]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[83]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[84]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[85]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[86]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[87]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[88]	Service Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[89]	Annualized.
[90]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[91]	Initial Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[92]	Annualized.
[93]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[94]	Initial Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[95]	Annualized.
[96]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[97]	Service Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[98]	Annualized.
[99]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[100]	Service Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[101]	Annualized.
[102]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[103]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[104]	Initial Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[105]	Annualized.
[106]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.